UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09013

Eaton Vance Senior Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Annual Report June 30, 2007

EATON VANCE
SENIOR
INCOME
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Senior Income Trust as of June 30, 2007

ManageMent’s Discussion of funD PerforMance

Performance for the Year ended June 30, 2007

•                                         Based on share price, Eaton Vance Senior Income Trust (the “Fund”), a closed-end fund traded on the New York Stock Exchange, had a total return of 13.81% for the year ended June 30, 2007. That return was the result of an increase in share price to $8.57 on June 30, 2007, from $8.13 on June 30, 2006 and the reinvestment of $0.647 in dividend distributions.(1)

•                                         Based on net asset value (NAV), the Fund had a total return of 8.70% for the year ended June 30, 2007. That return was the result of an increase in NAV to $8.80 on June 30, 2007, from $8.74 on June 30, 2006, and the reinvestment of all distributions.(1)

•                                         Based on its June 2007 monthly dividend payment of $0.051 and a closing share price of $8.57, the Fund had a market yield of 7.14%.(2)

•                                         For performance comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of 7.24% for the year ended June 30, 2007.(3)

Investment Environment

•                                         The Fund is a closed-end fund and trades on the New York Stock Exchange under the symbol “EVF.” The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital, by investing primarily in senior loans. The Fund also employs leverage through the issuance of preferred shares and participation in a commercial paper program.

•                                         Short-term interest rates remained fairly stable during the year ended June 30, 2007, as the Federal Reserve held the Federal Funds rate – a short-term interest rate benchmark – at 5.25% throughout the period. Floating-rate loans adjust their interest rates to changes in the London Inter-bank Offered Rate (LIBOR), which closely tracks the Federal Funds rate.

•                                         In the year ended June 30, 2007, despite record new loan issuance, demand exceeded loan supply. The technical imbalance resulted in loans repricing at slightly lower credit spreads. In addition, certain large new issues came to market with fewer financial covenants. However, despite this, management notes that the chief determinants of the loan asset class’s long-term performance – seniority and security – remain in place.

The Fund’s Investments

•                                         The Fund’s investments included 477 borrowers at June 30, 2007, with an average loan size of 0.19% of total investments, and no industry constituting more than 8.0% of total investments. Health care, business equipment and services, publishing, chemicals and plastics, and cable/satellite television were the Fund’s largest industry weightings.(4)

•                                         The Fund had an exposure of 8% of total investments in European loans at June 30, 2007. European issuance continued to grow and represented further opportunities for diversification. For example, while there may be concerns about a slowing U.S. economy, the Fund benefited from loans to companies operating in the relatively robust U.K. and German economies. All of the Fund’s non-dollar-denominated investments were hedged to help protect against foreign currency risk.

•                                         At June 30, 2007, the Fund had leverage in the amount of approximately 40.7% of the Fund’s total assets. The Fund employs leverage though the issuance of Auction Preferred Shares (APS) and a commercial paper program.(5)  Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s senior loan investments.

(1)	Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its participation in a commercial paper program.

(2)	The Fund’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(3)

It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans comprising the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Fund, the Index’s return does not reflect the effect of leverage, such as the issuance of Auction Preferred Shares and participation in a commercial paper program.

(4)	Holdings and industry weightings are subject to change due to active management.

(5)	In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Senior Income Trust as of June 30, 2007

PerforMance

Performance(1) As of 6/30/07

NYSE Symbol	EVF

Average Annual Total Return (by share price, NYSE)
One Year	13.81%
Five Years	8.69
Life of Fund (10/30/98)	5.64

Average Annual Total Return (at net asset value)
One Year	8.70%
Five Years	7.50
Life of Fund (10/30/98)	5.97

(1)                                  Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its participation in a commercial paper program. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Funds’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Top Ten Holdings (2)

By total investments

Charter Communications Operating	1.1%
Sungard Data Systems, Inc.	1.1
Georgia Pacific Corp.	0.9
Idearc, Inc.	0.8
Metro-Goldwyn-Mayer Holdings	0.8
Univision Communications, Inc.	0.8
WMG Acquisition Corp.	0.7
Nielsen Finance LLC	0.7
HCA, Inc.	0.7
Penn National Gaming, Inc.	0.6

Total	8.2%

(2)                                 Reflects the Fund’s investments as of June 30, 2007. Holdings are shown as a percentage of the Fund’s total investments. Portfolio information may not be representative of current or future investments and are subject to change due to active management.

Top Five Industries (3)

By total investments

Health Care	7.8%
Business Equip. & Services	6.8
Publishing	6.0
Chemicals & Plastics	5.9
Cable & Satellite Television	5.5

(3)                                 Reflects the Fund’s investments as of June 30, 2007. Industries are shown as a percentage of the Fund’s total investments. Portfolio information may not be representative of current or future investments and are subject to change due to active management.

Credit Quality Ratings For Total Loan Investments (4)

By total loan investments

Baa	2.7%
Ba	52.8
B	31.6
Caa	3.2
Non-Rated (5)	9.7

(4)                                 Credit Quality ratings are those provided by Moody’s, a nationally recognized bond rating service. As a percentage of the Fund’s total loan investments as of June 30, 2007. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

(5)                                 Certain loans in which the Fund invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS

	Senior, Floating Rate Interests — 152.8%(1)
	Principal Amount	Borrower/Tranche Description	Value
	Aerospace and Defense — 3.0%
	AWAS Capital, Inc.
	$1,185,557	Term Loan, 11.38%, Maturing March 22, 2013	$1,201,858
	DRS Technologies, Inc.
	443,125	Term Loan, 6.86%, Maturing January 31, 2013	444,602
	Evergreen International Aviation
	1,002,389	Term Loan, 8.91%, Maturing October 31, 2011	1,008,654
	Hawker Beechcraft Acquisition
	91,667	Term Loan, 5.26%, Maturing March 26, 2014	91,851
	1,080,625	Term Loan, 7.36%, Maturing March 26, 2014	1,082,796
	Hexcel Corp.
	425,768	Term Loan, 7.11%, Maturing March 1, 2012	426,832
	IAP Worldwide Services, Inc.
	517,125	Term Loan, 9.69%, Maturing December 30, 2012	506,244
	Spirit AeroSystems, Inc.
	629,256	Term Loan, 7.11%, Maturing December 31, 2011	633,287
	Standard Aero Holdings, Inc.
	907,490	Term Loan, 7.57%, Maturing August 24, 2012	909,192
	TransDigm, Inc.
	1,375,000	Term Loan, 7.36%, Maturing June 23, 2013	1,383,594
	Vought Aircraft Industries, Inc.
	1,108,294	Term Loan, 7.83%, Maturing December 17, 2011	1,116,144
	Wesco Aircraft Hardware Corp.
	981,667	Term Loan, 7.61%, Maturing September 29, 2013	988,416
			$9,793,470
	Air Transport — 0.6%
	Delta Air Lines, Inc.
	$650,000	Term Loan, 8.61%, Maturing April 30, 2014	$655,525
	Northwest Airlines, Inc.
	1,150,000	DIP Loan, 7.34%, Maturing August 21, 2008	1,151,880
			$1,807,405
	Automotive — 5.8%
	AA Acquisitions Co., Ltd.
GBP	1,000,000	Term Loan, 8.18%, Maturing June 25, 2012	$2,030,553
	Accuride Corp.
	891,720	Term Loan, 7.38%, Maturing January 31, 2012	898,169
	Adesa, Inc.
	2,225,000	Term Loan, 7.61%, Maturing October 18, 2013	2,229,452
	Affina Group, Inc.
	284,032	Term Loan, 8.36%, Maturing November 30, 2011	286,162

	Principal Amount	Borrower/Tranche Description	Value
	Automotive (continued)
	AxleTech International Holding, Inc.
	$925,000	Term Loan, 11.85%, Maturing April 21, 2013	$931,937
	CSA Acquisition Corp.
	629,589	Term Loan, 7.88%, Maturing December 23, 2011	630,966
	Dana Corp.
	1,275,000	Term Loan, 7.88%, Maturing March 30, 2008	1,280,180
	Dayco Products, LLC
	1,089,000	Term Loan, 7.85%, Maturing June 21, 2011	1,093,993
	Federal-Mogul Corp.
	1,500,000	Term Loan, 7.82%, Maturing December 31, 2007	1,496,406
	Ford Motor Company
	945,250	Term Loan, 8.36%, Maturing December 15, 2013	950,218
	General Motors Corp.
	1,273,063	Term Loan, 7.73%, Maturing November 29, 2013	1,283,088
	Goodyear Tire & Rubber Co.
	1,300,000	Term Loan, 7.10%, Maturing April 30, 2010	1,295,241
	500,000	Term Loan, 8.82%, Maturing March 1, 2011	502,125
	HLI Operating Co., Inc.
EUR	21,818	Term Loan, 4.15%, Maturing May 30, 2014	29,761
EUR	378,182	Term Loan, 6.87%, Maturing May 30, 2014	516,180
	Jason, Inc.
	300,000	Term Loan, 7.82%, Maturing April 30, 2010	301,125
	Keystone Automotive Operations, Inc.
	472,625	Term Loan, 8.84%, Maturing January 12, 2012	459,923
	R.J. Tower Corp.
	1,175,000	DIP Revolving Loan, 9.94%, Maturing August 2, 2007	1,172,671
	TriMas Corp.
	126,563	Term Loan, 8.07%, Maturing August 2, 2011	128,303
	544,324	Term Loan, 8.13%, Maturing August 2, 2013	551,809
	United Components, Inc.
	698,864	Term Loan, 7.61%, Maturing June 30, 2010	701,484
			$18,769,746
	Beverage and Tobacco — 0.8%
	Constellation Brands, Inc.
	$750,000	Term Loan, 6.88%, Maturing June 5, 2013	$752,812
	Culligan International Company
EUR	500,000	Term Loan, 8.87%, Maturing May 31, 2013	676,963
	Southern Wine & Spirits of America, Inc.
	1,088,966	Term Loan, 6.86%, Maturing May 31, 2012	1,091,462
			$2,521,237

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development — 6.8%
AIMCO Properties, L.P.
$2,050,000	Term Loan, 6.86%, Maturing March 23, 2011	$2,051,923
Beacon Sales Acquisition, Inc.
373,125	Term Loan, 7.35%, Maturing September 30, 2013	374,058
BioMed Realty, L.P.
1,640,000	Term Loan, 7.57%, Maturing May 31, 2010	1,646,150
Building Materials Corp. of America
746,255	Term Loan, 8.19%, Maturing February 22, 2014	737,579
Capital Automotive REIT
674,441	Term Loan, 7.07%, Maturing December 16, 2010	678,349
Epco / Fantome, LLC
792,000	Term Loan, 7.98%, Maturing November 23, 2010	793,980
Formica Corp.
543,125	Term Loan, 10.25%, Maturing March 15, 2013	543,295
FT-FIN Acquisition, LLC
299,622	Term Loan, 6.48%, Maturing November 17, 2007(2)	300,371
Hovstone Holdings, LLC
521,828	Term Loan, 6.83%, Maturing February 28, 2009	514,001
Lanoga Corp.
668,275	Term Loan, 7.07%, Maturing June 29, 2013	663,681
LNR Property Corp.
1,500,000	Term Loan, 8.11%, Maturing July 3, 2011	1,503,214
Mueller Water Products, Inc.
750,000	Term Loan, 7.09%, Maturing May 24, 2014	752,344
Nortek, Inc.
923,875	Term Loan, 7.61%, Maturing August 27, 2011	923,182
November 2005 Land Investors
198,324	Term Loan, 8.07%, Maturing May 9, 2011	199,315
Panolam Industries Holdings, Inc.
722,244	Term Loan, 8.11%, Maturing September 30, 2012	724,501
PLY GEM Industries, Inc.
985,609	Term Loan, 8.11%, Maturing August 15, 2011	983,145
36,828	Term Loan, 8.11%, Maturing August 15, 2011	36,736
Realogy Corp.
371,212	Term Loan, 8.32%, Maturing September 1, 2014	368,067
1,378,788	Term Loan, 8.35%, Maturing September 1, 2014	1,367,107
South Edge, LLC
162,168	Term Loan, 7.13%, Maturing October 31, 2007	161,560
421,875	Term Loan, 7.38%, Maturing October 31, 2009	419,238
Stile Acquisition Corp.
565,151	Term Loan, 7.35%, Maturing April 6, 2013	549,633
Stile U.S. Acquisition Corp.
566,113	Term Loan, 7.35%, Maturing April 6, 2013	550,569
Tousa/Kolter, LLC
695,600	Term Loan, 7.61%, Maturing January 7, 2008	696,469

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
TRU 2005 RE Holding Co.
$2,200,000	Term Loan, 8.32%, Maturing December 9, 2008	$2,212,547
United Subcontractors, Inc.
450,000	Term Loan, 12.62%, Maturing June 27, 2013	443,062
Wintergames Acquisition ULC
1,539,558	Term Loan, 7.33%, Maturing October 26, 2007	1,543,407
		$21,737,483
Business Equipment and Services — 10.8%
ACCO Brands Corp.
$276,500	Term Loan, 7.11%, Maturing August 17, 2012	$278,358
Activant Solutions, Inc.
372,359	Term Loan, 7.38%, Maturing May 1, 2013	371,661
Acxiom Corp.
727,333	Term Loan, 7.07%, Maturing September 15, 2012	731,198
Affiliated Computer Services
443,250	Term Loan, 7.32%, Maturing March 20, 2013	444,871
1,163,250	Term Loan, 7.32%, Maturing March 20, 2013	1,167,503
Affinion Group, Inc.
1,491,597	Term Loan, 7.86%, Maturing October 17, 2012	1,505,207
Allied Security Holdings, LLC
687,273	Term Loan, 8.35%, Maturing June 30, 2010	692,427
Asurion Corp.
572,420	Term Loan, 8.32%, Maturing July 13, 2012	573,851
450,000	Term Loan, 11.57%, Maturing January 13, 2013	456,750
DynCorp International, LLC
576,121	Term Loan, 7.63%, Maturing February 11, 2011	580,442
Info USA, Inc.
320,141	Term Loan, 7.36%, Maturing February 14, 2012	320,942
Kronos, Inc.
600,000	Term Loan, 7.61%, Maturing June 11, 2014	600,000
Language Line, Inc.
429,109	Term Loan, 8.61%, Maturing June 11, 2011	432,149
Mitchell International, Inc.
500,000	Term Loan, 10.63%, Maturing March 28, 2015	505,208
N.E.W. Holdings I, LLC
550,000	Term Loan, 7.85%, Maturing May 22, 2014	549,427
Nielsen Finance, LLC
3,697,063	Term Loan, 7.61%, Maturing August 9, 2013	3,723,637
Protection One, Inc.
1,230,755	Term Loan, 7.59%, Maturing March 31, 2012	1,236,524
Quantum Corp.
229,167	Term Loan, 9.32%, Maturing August 22, 2012	229,453
250,000	Term Loan, 13.57%, Maturing August 22, 2013	249,062

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Quintiles Transnational Corp.
	$900,000	Term Loan, 9.36%, Maturing March 31, 2014	$913,500
Sabare, Inc.
	2,142,040	Term Loan, 7.61%, Maturing September 30, 2014	2,126,308
Serena Software, Inc.
	780,313	Term Loan, 7.59%, Maturing March 10, 2013	785,287
Sitel (Client Logic)
EUR	973,203	Term Loan, 6.62%, Maturing January 29, 2014	1,324,217
	535,403	Term Loan, 7.85%, Maturing January 29, 2014	538,750
Solera Nederland Holdings
EUR	448,875	Term Loan, 6.19%, Maturing May 15, 2014	609,638
SS&C Technologies, Inc.
	907,834	Term Loan, 7.36%, Maturing November 23, 2012	912,941
	24,171	Term Loan, 7.83%, Maturing November 23, 2012	24,307
SunGard Data Systems, Inc.
	5,892,546	Term Loan, 7.36%, Maturing February 11, 2013	5,924,377
TDS Investor Corp.
EUR	994,987	Term Loan, 6.66%, Maturing August 23, 2013	1,351,339
	1,363,949	Term Loan, 7.82%, Maturing August 23, 2013	1,371,776
	144,986	Term Loan, 7.86%, Maturing August 23, 2013	145,818
Transaction Network Services, Inc.
	371,560	Term Loan, 7.36%, Maturing May 4, 2012	372,489
WAM Acquisition, S.A.
EUR	153,716	Term Loan, 6.25%, Maturing May 4, 2014	209,137
EUR	96,284	Term Loan, 6.25%, Maturing May 4, 2014	130,998
EUR	153,716	Term Loan, 6.50%, Maturing May 4, 2015	210,067
EUR	96,284	Term Loan, 6.50%, Maturing May 4, 2015	131,580
West Corp.
	1,815,886	Term Loan, 7.75%, Maturing October 24, 2013	1,824,347
Williams Scotsman, Inc.
	500,000	Term Loan, 6.82%, Maturing June 27, 2010	499,062
Worldspan, L.P.
	746,250	Term Loan, 8.61%, Maturing December 7, 2013	749,981
			$34,804,589
Cable and Satellite Television — 8.8%
Atlantic Broadband Finance, LLC
	$1,753,585	Term Loan, 7.61%, Maturing February 10, 2011	$1,765,093
Bragg Communications, Inc.
	544,644	Term Loan, 7.11%, Maturing August 31, 2011	545,325
Bresnan Broadband Holdings, LLC
	500,000	Term Loan, 7.38%, Maturing March 29, 2014	500,976
	650,000	Term Loan, 9.86%, Maturing March 29, 2014	660,156
Charter Communications Operating, Inc.
	6,109,362	Term Loan, 7.32%, Maturing April 28, 2013	6,063,542

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
CSC Holdings, Inc.
	$1,584,000	Term Loan, 7.07%, Maturing March 29, 2013	$1,585,255
Insight Midwest Holdings, LLC
	2,875,000	Term Loan, 7.35%, Maturing April 6, 2014	2,885,109
Mediacom Broadband Group
	831,013	Term Loan, 7.10%, Maturing January 31, 2015	830,378
Mediacom Illinois, LLC
	1,965,125	Term Loan, 7.10%, Maturing January 31, 2015	1,965,807
NTL Investment Holdings, Ltd.
	1,355,140	Term Loan, 7.36%, Maturing March 30, 2012	1,362,281
GBP	331,461	Term Loan, 7.85%, Maturing March 30, 2012	666,301
GBP	168,539	Term Loan, 7.85%, Maturing March 30, 2012	338,797
Orion Cable GmbH
EUR	450,000	Term Loan, 6.97%, Maturing October 31, 2014	611,451
EUR	450,000	Term Loan, 7.22%, Maturing October 31, 2015	614,151
Persona Communications Corp.
	308,444	Term Loan, 8.07%, Maturing October 12, 2013	310,565
	191,556	Term Loan, 8.07%, Maturing October 12, 2013	192,872
	500,000	Term Loan, 11.32%, Maturing April 12, 2014	507,812
Prosienbensat.1 Media AG
EUR	108,000	Term Loan, Maturing March 2, 2015(8)	145,859
EUR	11,076	Term Loan, Maturing June 26, 2015(8)	14,921
EUR	272,924	Term Loan, Maturing June 26, 2015(8)	367,676
EUR	108,000	Term Loan, Maturing March 2, 2016(8)	145,859
EUR	300,000	Term Loan, Maturing September 2, 2016(8)	405,165
EUR	200,000	Term Loan, Maturing March 2, 2017(8)	270,110
UPC Broadband Holding B.V.
EUR	2,175,000	Term Loan, 5.94%, Maturing June 30, 2009	2,944,167
	1,050,000	Term Loan, 7.08%, Maturing October 16, 2011	1,046,719
Ypso Holdings SA
EUR	1,000,000	Term Loan, 0.00%, Maturing July 28, 2015(2)	1,363,887
			$28,110,234
Chemicals and Plastics — 9.7%
Brenntag Holding GmbH and Co. KG
	$803,636	Term Loan, 7.89%, Maturing December 23, 2013	$806,902
	196,364	Term Loan, 7.89%, Maturing December 23, 2013	197,223
	600,000	Term Loan, 11.89%, Maturing December 23, 2015	611,438
Cognis GmbH
EUR	401,639	Term Loan, 6.15%, Maturing September 15, 2013	545,604
EUR	98,361	Term Loan, 6.15%, Maturing September 15, 2013	133,617
Georgia Gulf Corp.
	497,125	Term Loan, 7.82%, Maturing October 3, 2013	501,216
Hercules, Inc.
	410,000	Term Loan, 6.82%, Maturing October 8, 2010	410,641

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	Hexion Specialty Chemicals, Inc.
	$500,000	Term Loan, 7.63%, Maturing May 5, 2012	$502,156
	2,407,411	Term Loan, 7.63%, Maturing May 5, 2013	2,417,490
	521,641	Term Loan, 7.63%, Maturing May 5, 2013	523,825
	Huish Detergents Inc.
	500,000	Term Loan, 7.32%, Maturing April 26, 2014	499,375
	Ineos Group Holdings, PLC
	1,361,250	Term Loan, 7.58%, Maturing December 14, 2013	1,372,027
	1,361,250	Term Loan, 8.08%, Maturing December 14, 2014	1,372,027
	Innophos, Inc.
	325,705	Term Loan, 7.57%, Maturing August 10, 2010	327,062
	Invista B.V.
	1,403,644	Term Loan, 6.86%, Maturing April 29, 2011	1,404,961
	744,030	Term Loan, 6.86%, Maturing April 29, 2011	744,728
	ISP Chemco, Inc.
	1,400,000	Term Loan, 7.13%, Maturing June 4, 2014	1,402,625
	Kranton Polymers, LLC
	1,445,757	Term Loan, 7.38%, Maturing May 12, 2013	1,455,396
	Lucite International Group Holdings
	116,794	Term Loan, 7.61%, Maturing July 7, 2013(2)	117,597
	329,874	Term Loan, 7.61%, Maturing July 7, 2013	332,142
	Lyondell Chemical Co.
	2,084,250	Term Loan, 6.86%, Maturing August 16, 2013	2,086,205
	MacDermid, Inc.
EUR	498,750	Term Loan, 6.12%, Maturing April 12, 2014	675,692
	Millenium Inorganic Chemicals
	200,000	Term Loan, 7.57%, Maturing April 30, 2014	201,125
	500,000	Term Loan, 11.07%, Maturing October 31, 2014	503,750
	Momentive Performance Material
	1,144,250	Term Loan, 7.63%, Maturing December 4, 2013	1,147,230
	Mosaic Co.
	468,609	Term Loan, 7.13%, Maturing December 21, 2012	471,782
	Nalco Co.
	2,731,885	Term Loan, 7.21%, Maturing November 4, 2010	2,748,227
	PQ Corp.
	1,256,487	Term Loan, 7.32%, Maturing February 10, 2012	1,259,628
	Professional Paint, Inc.
	396,000	Term Loan, 7.88%, Maturing May 31, 2012	393,030
	Propex Fabrics, Inc.
	431,082	Term Loan, 8.36%, Maturing July 31, 2012	432,699
	Rockwood Specialties Group, Inc.
	2,288,300	Term Loan, 7.11%, Maturing December 10, 2012	2,301,602
	Solo Cup Co.
	1,326,022	Term Loan, 8.84%, Maturing February 27, 2011	1,341,458

	Principal Amount	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	Solutia, Inc.
	$1,039,652	DIP Loan, 8.36%, Maturing March 31, 2008	$1,049,074
	Wellman, Inc.
	900,000	Term Loan, 9.37%, Maturing February 10, 2009	908,625
			$31,198,179
	Clothing / Textiles — 0.9%
	Hanesbrands, Inc.
	$926,071	Term Loan, 7.11%, Maturing September 5, 2013	$929,913
	450,000	Term Loan, 9.11%, Maturing March 5, 2014	459,035
	St. John Knits International, Inc.
	671,544	Term Loan, 8.36%, Maturing March 23, 2012	677,420
	The William Carter Co.
	738,981	Term Loan, 6.85%, Maturing July 14, 2012	739,905
			$2,806,273
	Conglomerates — 5.6%
	Amsted Industries, Inc.
	$931,382	Term Loan, 7.35%, Maturing October 15, 2010	$934,875
	Blount, Inc.
	342,154	Term Loan, 7.08%, Maturing August 9, 2010	342,582
	Brickman Group Holdings, Inc.
	798,000	Term Loan, 7.40%, Maturing January 23, 2014	799,995
	Bushnell Performance Optics
	491,463	Term Loan, 8.32%, Maturing August 19, 2011	494,126
	Education Management, LLC
	2,089,859	Term Loan, 7.13%, Maturing June 1, 2013	2,084,200
	GenTek, Inc.
	292,130	Term Loan, 7.35%, Maturing February 25, 2011	293,226
	Goodman Global Holdings, Inc.
	473,614	Term Loan, 7.13%, Maturing December 23, 2011	474,502
	ISS Holdings A/S
EUR	122,807	Term Loan, Maturing December 31, 2013(8)	167,039
EUR	877,193	Term Loan, Maturing December 31, 2013(8)	1,193,134
	Ista International GmbH
EUR	563,126	Term Loan, Maturing May 14, 2015(8)	763,145
EUR	111,874	Term Loan, Maturing May 14, 2015(8)	152,602
	Jarden Corp.
	1,172,015	Term Loan, 7.11%, Maturing January 24, 2012	1,175,434
	825,449	Term Loan, 7.11%, Maturing January 24, 2012	828,115
	Johnson Diversey, Inc.
	872,450	Term Loan, 7.86%, Maturing December 16, 2011	879,903
	Polymer Group, Inc.
	1,379,000	Term Loan, 7.61%, Maturing November 22, 2012	1,383,309

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Conglomerates (continued)
RBS Global, Inc.
$740,625	Term Loan, 7.64%, Maturing July 19, 2013	$745,486
Rexnord Corp.
677,459	Term Loan, 7.86%, Maturing July 19, 2013	681,905
RGIS Holdings, LLC
61,905	Term Loan, 0.00%, Maturing April 30, 2014(2)	62,124
1,238,095	Term Loan, 7.86%, Maturing April 30, 2014	1,242,481
Sensata Technologies Finance Co.
1,415,725	Term Loan, 7.10%, Maturing April 27, 2013	1,415,403
Terex Corp.
396,000	Term Loan, 7.11%, Maturing July 13, 2013	397,485
US Investigations Services, Inc.
1,107,159	Term Loan, 8.09%, Maturing October 14, 2012	1,110,619
295,500	Term Loan, 8.09%, Maturing October 14, 2013	296,423
		$17,918,113
Containers and Glass Products — 5.6%
Berry Plastics Corp.
$997,500	Term Loan, 7.36%, Maturing April 3, 2015	$992,997
Bluegrass Container Co.
205,718	Term Loan, 7.60%, Maturing June 30, 2013	206,590
687,532	Term Loan, 7.60%, Maturing June 30, 2013	690,444
157,576	Term Loan, 10.32%, Maturing December 30, 2013	160,648
492,424	Term Loan, 10.32%, Maturing December 30, 2013	502,027
Celanese Holdings, LLC
2,275,000	Term Loan, 7.10%, Maturing April 2, 2014	2,282,109
Consolidated Container Co.
500,000	Term Loan, 10.86%, Maturing September 28, 2014	493,958
Crown Americas, Inc.
346,500	Term Loan, 7.11%, Maturing November 15, 2012	346,890
Graham Packaging Holdings Co.
2,269,313	Term Loan, 7.63%, Maturing October 7, 2011	2,280,457
Graphic Packaging International, Inc.
3,075,000	Term Loan, 7.34%, Maturing May 16, 2014	3,088,453
IPG (US), Inc.
330,965	Term Loan, 8.17%, Maturing July 28, 2011	331,792
JSG Acquisitions
990,000	Term Loan, 7.48%, Maturing December 31, 2013	1,000,519
990,000	Term Loan, 8.10%, Maturing December 13, 2014	1,005,469
Kranson Industries, Inc.
446,835	Term Loan, 7.61%, Maturing July 31, 2013	449,069
Owens-Brockway Glass Container
855,313	Term Loan, 6.82%, Maturing June 14, 2013	856,916
Smurfit-Stone Container Corp.
377,453	Term Loan, 5.22%, Maturing November 1, 2011	379,619

	Principal Amount	Borrower/Tranche Description	Value
	Containers and Glass Products (continued)
	$389,657	Term Loan, 7.38%, Maturing November 1, 2011	$392,114
	1,492,117	Term Loan, 7.38%, Maturing November 1, 2011	1,500,680
	932,423	Term Loan, 7.38%, Maturing November 1, 2011	938,304
			$17,899,055
	Cosmetics / Toiletries — 0.5%
	American Safety Razor Co.
	$400,000	Term Loan, 11.63%, Maturing July 31, 2014	$404,000
	Kik Custom Products, Inc.
	525,000	Term Loan, 10.36%, Maturing November 30, 2014	523,359
	Prestige Brands, Inc.
	817,225	Term Loan, 7.64%, Maturing April 7, 2011	821,481
			$1,748,840
	Drugs — 1.8%
	Graceway Pharmaceuticals, LLC
	$495,833	Term Loan, 8.11%, Maturing May 3, 2012	$496,556
	500,000	Term Loan, 11.86%, Maturing May 3, 2013	494,375
	150,000	Term Loan, Maturing November 3, 2013(8)	123,750
	Pharmaceutical Holdings Corp.
	345,625	Term Loan, 8.57%, Maturing January 30, 2012	348,433
	Stiefel Laboratories, Inc.
	646,830	Term Loan, 7.61%, Maturing December 28, 2013	648,447
	845,670	Term Loan, 7.61%, Maturing December 28, 2013	847,784
	500,000	Term Loan, 10.36%, Maturing June 28, 2014	507,500
	Warner Chilcott Corp.
	1,704,662	Term Loan, 7.36%, Maturing January 18, 2012	1,712,880
	469,619	Term Loan, 7.36%, Maturing January 18, 2012	471,883
			$5,651,608
	Ecological Services and Equipment — 1.3%
	Allied Waste Industries, Inc.
	$838,113	Term Loan, 5.33%, Maturing January 15, 2012	$841,989
	1,542,149	Term Loan, 7.09%, Maturing January 15, 2012	1,548,208
	Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 6.16%, Maturing April 1, 2015	684,607
	IESI Corp.
	441,176	Term Loan, 7.11%, Maturing January 20, 2012	442,555
	Sensus Metering Systems, Inc.
	679,148	Term Loan, 7.37%, Maturing December 17, 2010	682,544
	63,868	Term Loan, 7.37%, Maturing December 17, 2010	64,187
			$4,264,090

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical — 4.6%
Advanced Micro Devices, Inc.
$999,197	Term Loan, 7.36%, Maturing December 31, 2013	$998,630
AMI Semiconductor, Inc.
834,749	Term Loan, 6.86%, Maturing April 1, 2012	833,445
Aspect Software, Inc.
1,091,750	Term Loan, 8.36%, Maturing July 11, 2011	1,099,938
950,000	Term Loan, 12.44%, Maturing July 11, 2013	956,729
Communications & Power, Inc.
185,185	Term Loan, 7.57%, Maturing July 23, 2010	185,880
EnerSys Capital, Inc.
970,125	Term Loan, 7.11%, Maturing March 17, 2011	975,582
FCI International S.A.S.
114,637	Term Loan, 7.74%, Maturing November 1, 2013	116,121
110,363	Term Loan, 7.74%, Maturing November 1, 2013	111,191
110,363	Term Loan, 8.08%, Maturing November 1, 2013	111,792
114,637	Term Loan, 8.62%, Maturing November 1, 2013	115,496
Freescale Semiconductor, Inc.
2,313,375	Term Loan, 7.11%, Maturing December 1, 2013	2,294,459
Infor Enterprise Solutions
1,418,566	Term Loan, 9.11%, Maturing July 28, 2012	1,429,383
740,121	Term Loan, 9.11%, Maturing July 28, 2012	745,672
250,000	Term Loan, 11.11%, Maturing March 2, 2014	253,750
158,333	Term Loan, 11.60%, Maturing March 2, 2014	160,708
91,667	Term Loan, 11.61%, Maturing March 2, 2014	93,042
Network Solutions, LLC
425,000	Term Loan, 7.91%, Maturing March 7, 2014	425,088
Open Solutions, Inc.
1,197,211	Term Loan, 7.45%, Maturing January 23, 2014	1,197,211
Spectrum Brands, Inc.
32,388	Term Loan, 5.17%, Maturing March 30, 2013	32,631
655,217	Term Loan, 9.34%, Maturing March 30, 2013	660,131
TTM Technologies, Inc.
225,000	Term Loan, 7.59%, Maturing October 27, 2012	226,125
VeriFone, Inc.
391,875	Term Loan, 7.11%, Maturing October 31, 2013	393,834
VertaFore, Inc.
997,500	Term Loan, 7.86%, Maturing January 31, 2012	999,994
450,000	Term Loan, 11.36%, Maturing January 31, 2013	454,360
		$14,871,192
Equipment Leasing — 0.6%
The Hertz Corp.
$216,667	Term Loan, 5.36%, Maturing December 21, 2012	$217,894
1,210,300	Term Loan, 7.10%, Maturing December 21, 2012	1,217,155

	Principal Amount	Borrower/Tranche Description	Value
	Equipment Leasing (continued)
	United Rentals, Inc.
	$166,667	Term Loan, 5.32%, Maturing February 14, 2011	$167,024
	365,224	Term Loan, 7.32%, Maturing February 14, 2011	366,007
			$1,968,080
	Farming / Agriculture — 0.3%
	Central Garden & Pet Co.
	$1,110,938	Term Loan, 6.82%, Maturing February 28, 2014	$1,109,897
			$1,109,897
	Financial Intermediaries — 2.1%
	AmeriTrade Holding Corp.
	$1,025,427	Term Loan, 6.82%, Maturing December 31, 2012	$1,027,937
	Coinstar, Inc.
	278,989	Term Loan, 7.35%, Maturing July 7, 2011	280,558
	Elster Group GmbH (Ruhrgas)
	233,632	Term Loan, 7.88%, Maturing June 12, 2014	236,954
	Grosvenor Capital Management Holdings
	1,296,750	Term Loan, 7.60%, Maturing December 5, 2013	1,311,338
	Investools, Inc.
	300,000	Term Loan, 8.61%, Maturing August 13, 2012	300,750
	iPayment, Inc.
	493,750	Term Loan, 7.35%, Maturing May 10, 2013	490,047
	Jupiter Asset Management
GBP	250,000	Term Loan, Maturing June 30, 2015(8)	501,587
	LPL Holdings, Inc.
	1,925,710	Term Loan, 7.36%, Maturing December 18, 2014	1,930,524
	The Macerich Partnership, L.P.
	650,000	Term Loan, 6.88%, Maturing April 25, 2010	651,219
			$6,730,914
	Food Products — 4.5%
	Acosta, Inc.
	$1,633,894	Term Loan, 7.57%, Maturing July 28, 2013	$1,643,851
	Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.31%, Maturing December 31, 2013	200,956
EUR	852,941	Term Loan, 6.31%, Maturing December 31, 2014	1,165,548
	Chiquita Brands, LLC
	362,600	Term Loan, 8.38%, Maturing June 28, 2012	366,415
	Dean Foods Co.
	1,845,375	Term Loan, 6.86%, Maturing April 2, 2014	1,845,261
	Dole Food Company, Inc.
	88,372	Term Loan, 5.23%, Maturing April 12, 2013	88,127
	654,506	Term Loan, 7.45%, Maturing April 12, 2013	652,688
	196,352	Term Loan, 7.54%, Maturing April 12, 2013	195,806

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount		Borrower/Tranche Description	Value
Food Products (continued)
Foodvest Limited
EUR	483,210	Term Loan, 6.59%, Maturing March 16, 2014	$659,860
EUR	251,739	Term Loan, 7.09%, Maturing March 16, 2015	345,383
JRD Holdings, Inc.
	350,000	Term Loan, Maturing June 26, 2014(8)	351,094
Michael Foods, Inc.
	1,071,938	Term Loan, 7.36%, Maturing November 21, 2010	1,077,967
National Dairy Holdings, L.P.
	145,429	Term Loan, 7.32%, Maturing March 15, 2012	145,792
Pinnacle Foods Finance, LLC
	2,025,000	Term Loan, 8.11%, Maturing April 2, 2014	2,029,007
Provimi Group SA
EUR	725,000	Term Loan, Maturing June 28, 2015(8)	979,149
EUR	400,000	Term Loan, Maturing December 28, 2016(8)	540,220
QCE Finance, LLC
	497,487	Term Loan, 7.61%, Maturing May 5, 2013	499,540
	500,000	Term Loan, 11.11%, Maturing November 5, 2013	506,607
Reddy Ice Group, Inc.
	1,055,000	Term Loan, 7.11%, Maturing August 9, 2012	1,057,308
			$14,350,579
Food Service — 2.1%
AFC Enterprises, Inc.
	$220,454	Term Loan, 7.63%, Maturing May 23, 2009	$222,107
Aramark Corp.
GBP	497,500	Term Loan, 8.08%, Maturing January 27, 2014	998,159
Buffets, Inc.
	99,167	Term Loan, 5.25%, Maturing May 1, 2013	100,096
	747,079	Term Loan, 8.11%, Maturing November 1, 2013	754,083
Burger King Corp.
	993,045	Term Loan, 6.88%, Maturing June 30, 2012	995,597
CBRL Group, Inc.
	952,548	Term Loan, 6.86%, Maturing April 27, 2013	954,532
Denny's, Inc.
	70,000	Term Loan, 7.32%, Maturing March 31, 2012	70,262
	403,472	Term Loan, 7.36%, Maturing March 31, 2012	404,985
Maine Beverage Co., LLC
	379,464	Term Loan, 7.10%, Maturing June 30, 2010	378,516
NPC International, Inc.
	208,333	Term Loan, 7.10%, Maturing May 3, 2013	208,789
OSI Restaurant Partners, LLC
	31,955	Term Loan, Maturing May 9, 2013(8)	32,085
	393,045	Term Loan, Maturing May 9, 2014(8)	394,642
RMK Acquisition Corp. (Aramark)
	59,398	Term Loan, 5.20%, Maturing January 26, 2014	59,516
	842,138	Term Loan, 7.36%, Maturing January 26, 2014	843,813

	Principal Amount	Borrower/Tranche Description	Value
	Food Service (continued)
	Sagittarius Restaurants, LLC
	$197,500	Term Loan, 7.61%, Maturing March 29, 2013	$198,426
			$6,615,608
	Food / Drug Retailers — 2.6%
	General Nutrition Centers, Inc.
	$550,000	Term Loan, 7.60%, Maturing September 16, 2013	$547,078
	Iceland Foods Group Ltd.
GBP	375,000	Term Loan, 8.02%, Maturing May 2, 2014	759,905
GBP	375,000	Term Loan, 8.52%, Maturing May 2, 2015	763,040
GBP	500,000	Term Loan, 10.14%, Maturing May 2, 2016	1,030,762
	Rite Aid Corp.
	2,100,000	Term Loan, Maturing June 1, 2014(8)	2,106,126
	Roundy's Supermarkets, Inc.
	2,325,671	Term Loan, 8.11%, Maturing November 3, 2011	2,345,730
	Supervalu, Inc.
	792,000	Term Loan, 6.86%, Maturing June 1, 2012	794,764
			$8,347,405
	Forest Products — 3.1%
	Appleton Papers, Inc.
	$725,000	Term Loan, 7.09%, Maturing June 5, 2014	$726,209
	Boise Cascade Holdings, LLC
	411,698	Term Loan, 0.00%, Maturing April 30, 2014(2)	411,853
	1,833,706	Term Loan, 6.86%, Maturing April 30, 2014	1,834,394
	Buckeye Technologies, Inc.
	65,620	Term Loan, 7.34%, Maturing April 15, 2010	65,689
	Georgia-Pacific Corp.
	4,678,750	Term Loan, 7.11%, Maturing December 20, 2012	4,694,747
	NewPage Corp.
	791,919	Term Loan, 7.63%, Maturing May 2, 2011	798,230
	Xerium Technologies, Inc.
	1,334,877	Term Loan, 8.11%, Maturing May 18, 2012	1,334,877
			$9,865,999
	Healthcare — 12.5%
	Accellent, Inc.
	$925,900	Term Loan, 7.86%, Maturing November 22, 2012	$926,093
	Alliance Imaging, Inc.
	1,132,099	Term Loan, 7.88%, Maturing December 29, 2011	1,137,194
	American Achievement Corp.
	212,432	Term Loan, 7.72%, Maturing March 25, 2011	213,803
	American Medical Systems
	851,416	Term Loan, 7.68%, Maturing July 20, 2012	852,481

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
AMN Healthcare, Inc.
$213,522	Term Loan, 7.11%, Maturing November 2, 2011	$213,856
AMR HoldCo, Inc.
1,073,630	Term Loan, 7.36%, Maturing February 10, 2012	1,077,656
Cardinal Health 409, Inc.
825,000	Term Loan, 7.61%, Maturing April 10, 2014	823,711
Carestream Health, Inc.
1,450,000	Term Loan, 7.34%, Maturing April 30, 2013	1,453,445
500,000	Term Loan, 10.59%, Maturing October 30, 2013	506,875
Carl Zeiss Vision Holding GmbH
630,000	Term Loan, 7.84%, Maturing March 23, 2015	637,875
Community Health Systems, Inc.
3,344,184	Term Loan, 7.11%, Maturing August 19, 2011	3,355,157
CONMED Corp.
340,722	Term Loan, 7.51%, Maturing April 13, 2013	340,935
CRC Health Corp.
272,938	Term Loan, 7.86%, Maturing February 6, 2013	274,643
246,833	Term Loan, 7.86%, Maturing February 6, 2013	248,375
Davita, Inc.
2,715,474	Term Loan, 6.86%, Maturing October 5, 2012	2,722,474
DJ Orthopedics, LLC
222,143	Term Loan, 6.88%, Maturing April 7, 2013	221,935
Emdeon Business Services, LLC
926,376	Term Loan, 7.61%, Maturing November 16, 2013	932,745
Encore Medical Finance, LLC
1,068,181	Term Loan, 7.88%, Maturing November 3, 2013	1,070,518
Fenwal, Inc.
500,000	Term Loan, Maturing August 28, 2014(8)	503,125
FGX International, Inc.
294,000	Term Loan, 9.36%, Maturing December 12, 2012	293,265
FHC Health Systems, Inc.
137,673	Term Loan, 12.07%, Maturing December 18, 2009	141,803
96,371	Term Loan, 14.07%, Maturing December 18, 2009	98,780
750,000	Term Loan, 15.11%, Maturing February 7, 2011	768,750
Fresenius Medical Care Holdings
1,503,456	Term Loan, 6.73%, Maturing March 31, 2013	1,504,444
Hanger Orthopedic Group, Inc.
396,000	Term Loan, 7.61%, Maturing May 30, 2013	397,818
HCA, Inc.
3,631,750	Term Loan, 7.61%, Maturing November 18, 2013	3,651,964
Health Management Association, Inc.
1,331,663	Term Loan, 7.11%, Maturing February 28, 2014	1,334,500
HealthSouth Corp.
1,578,633	Term Loan, 7.85%, Maturing March 10, 2013	1,586,887

	Principal Amount	Borrower/Tranche Description	Value
	Healthcare (continued)
	Iasis Healthcare, LLC
	$155,008	Term Loan, 7.36%, Maturing March 14, 2014(2)	$155,299
	41,335	Term Loan, 7.32%, Maturing March 14, 2014	41,413
	452,522	Term Loan, 7.36%, Maturing March 14, 2014	453,371
	Ikaria Acquisition, Inc.
	327,660	Term Loan, 7.86%, Maturing March 28, 2013	329,707
	IM US Holdings, LLC
	350,000	Term Loan, 0.00%, Maturing June 26, 2015(2)	350,000
	Invacare Corp.
	547,250	Term Loan, 7.57%, Maturing February 12, 2013	549,644
	Kinetic Concepts, Inc.
	118,888	Term Loan, 6.86%, Maturing October 3, 2009	119,223
	Leiner Health Products, Inc.
	518,950	Term Loan, 9.83%, Maturing May 27, 2011	513,923
	LifeCare Holdings, Inc.
	443,250	Term Loan, 8.36%, Maturing August 11, 2012	431,773
	LifePoint Hospitals, Inc.
	1,138,946	Term Loan, 6.99%, Maturing April 15, 2012	1,136,616
	Magellan Health Services, Inc.
	457,958	Term Loan, 5.20%, Maturing August 15, 2008	459,103
	228,979	Term Loan, 7.11%, Maturing August 15, 2008	229,551
	Matria Healthcare, Inc.
	108,218	Term Loan, 7.36%, Maturing January 19, 2012	108,184
	MultiPlan Merger Corp.
	367,556	Term Loan, 7.82%, Maturing April 12, 2013	370,140
	262,024	Term Loan, 7.82%, Maturing April 12, 2013	263,866
	National Mentor Holdings, Inc.
	33,600	Term Loan, 5.32%, Maturing June 29, 2013	33,705
	560,736	Term Loan, 7.36%, Maturing June 29, 2013	562,488
	National Rental Institutes, Inc.
	470,250	Term Loan, 7.63%, Maturing March 31, 2013	470,544
	Nyco Holdings
EUR	500,000	Term Loan, 6.66%, Maturing December 29, 2014	675,392
EUR	500,000	Term Loan, 7.16%, Maturing December 29, 2015	678,508
	Physiotherapy Associates, Inc.
	450,000	Term Loan, Maturing June 27, 2013(8)	450,000
	RadNet Management, Inc.
	299,250	Term Loan, 8.86%, Maturing November 15, 2012	299,998
	350,000	Term Loan, 12.86%, Maturing November 15, 2013	356,125
	Renal Advantage, Inc.
	196,563	Term Loan, 7.86%, Maturing October 5, 2012	198,528
	Select Medical Holding Corp.
	1,248,218	Term Loan, 7.36%, Maturing February 24, 2012	1,244,353
	Sunrise Medical Holdings, Inc.
	342,860	Term Loan, 9.38%, Maturing May 13, 2010	339,432

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Healthcare (continued)
	Vanguard Health Holding Co., LLC
	$1,621,365	Term Loan, 7.61%, Maturing September 23, 2011	$1,629,813
	Viant Holdings, Inc.
	300,000	Term Loan, Maturing June 25, 2014(8)	300,844
			$40,042,650
	Home Furnishings — 1.5%
	Interline Brands, Inc.
	$531,587	Term Loan, 7.07%, Maturing June 23, 2013	$532,584
	367,609	Term Loan, 7.07%, Maturing June 23, 2013	368,298
	National Bedding Co., LLC
	995,000	Term Loan, 7.36%, Maturing August 31, 2011	996,866
	350,000	Term Loan, 10.36%, Maturing August 31, 2012	354,156
	Oreck Corp.
	679,383	Term Loan, 10.00%, Maturing February 2, 2012(3)	611,445
	Simmons Co.
	1,542,797	Term Loan, 7.41%, Maturing December 19, 2011	1,549,867
	500,000	Term Loan, 10.65%, Maturing February 15, 2012	492,916
			$4,906,132
	Industrial Equipment — 3.5%
	Aearo Technologies, Inc.
	$400,000	Term Loan, 10.86%, Maturing September 24, 2013	$405,500
	400,000	Term Loan, 7.61%, Maturing July 2, 2014	401,000
	Alliance Laundry Holdings, LLC
	229,362	Term Loan, 7.61%, Maturing January 27, 2012	231,082
	Colfax Corp.
	587,545	Term Loan, 7.63%, Maturing May 30, 2009	591,217
	Flowserve Corp.
	1,079,225	Term Loan, 6.88%, Maturing August 10, 2012	1,081,114
	Foamex L.P.
	1,411,765	Term Loan, 7.60%, Maturing February 12, 2013	1,409,670
	FR Brand Acquisition Corp.
	498,750	Term Loan, 7.63%, Maturing February 7, 2014	500,620
	Generac Acquisition Corp.
	693,000	Term Loan, 7.86%, Maturing November 7, 2013	682,791
	500,000	Term Loan, 11.36%, Maturing April 7, 2014	478,594
	Gleason Corp.
	313,939	Term Loan, 7.63%, Maturing June 30, 2013	315,902
	300,000	Term Loan, 10.84%, Maturing December 31, 2013	303,375
	Itron, Inc.
EUR	300,000	Term Loan, 5.98%, Maturing April 18, 2014	409,976
	John Maneely Co.
	1,598,303	Term Loan, 8.62%, Maturing December 8, 2013	1,595,431

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment (continued)
PP Acquisition Corp.
$1,570,744	Term Loan, 8.32%, Maturing November 12, 2011	$1,574,671
TFS Acquisition Corp.
1,116,563	Term Loan, 8.86%, Maturing August 11, 2013	1,124,937
		$11,105,880
Insurance — 2.5%
Amwins Group Inc.
$500,000	Term Loan, 10.84%, Maturing June 8, 2014	$502,500
Applied Systems, Inc.
719,563	Term Loan, 7.85%, Maturing September 26, 2013	723,610
ARG Holding, Inc.
447,750	Term Loan, 8.38%, Maturing November 30, 2011	450,269
650,000	Term Loan, 12.63%, Maturing November 30, 2012	659,750
CCC Information Services Group, Inc.
324,028	Term Loan, 7.86%, Maturing February 10, 2013	325,850
Conseco, Inc.
400,000	Term Loan, 7.32%, Maturing October 10, 2013	401,250
1,488,750	Term Loan, 7.32%, Maturing October 10, 2013	1,493,402
Crawford and Company
692,679	Term Loan, 7.85%, Maturing October 31, 2013	695,276
Hilb, Rogal & Hobbs Co.
1,357,813	Term Loan, 6.86%, Maturing April 26, 2013	1,358,661
Hub International Holdings, Inc.
82,353	Term Loan, Maturing June 13, 2014(8)	82,379
367,647	Term Loan, Maturing June 13, 2014(8)	367,762
U.S.I. Holdings Corp.
950,000	Term Loan, 8.11%, Maturing May 4, 2014	957,916
		$8,018,625
Leisure Goods / Activities / Movies — 8.8%
24 Hour Fitness Worldwide, Inc.
$888,750	Term Loan, 7.86%, Maturing June 8, 2012	$895,600
Alliance Atlantis Communications, Inc.
331,373	Term Loan, 6.85%, Maturing December 31, 2011	331,321
AMC Entertainment, Inc.
987,500	Term Loan, 7.07%, Maturing January 26, 2013	991,259
AMF Bowling Worldwide, Inc.
500,000	Term Loan, 11.57%, Maturing December 8, 2013	505,000
Bombardier Recreational Product
979,747	Term Loan, 7.86%, Maturing June 28, 2013	982,503
Carmike Cinemas, Inc.
497,487	Term Loan, 8.61%, Maturing May 19, 2012	501,396

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Cedar Fair, L.P.
$2,379,731	Term Loan, 7.32%, Maturing August 30, 2012	$2,392,375
Cinemark, Inc.
1,985,000	Term Loan, 7.13%, Maturing October 5, 2013	1,989,095
Deluxe Entertainment Services
35,433	Term Loan, 5.26%, Maturing January 28, 2011	35,560
793,701	Term Loan, 7.61%, Maturing January 28, 2011	796,553
70,866	Term Loan, 7.61%, Maturing January 28, 2011	71,121
Easton-Bell Sports, Inc.
793,731	Term Loan, 7.11%, Maturing March 16, 2012	794,103
HEI Acquisition, LLC
1,025,000	Term Loan, 9.36%, Maturing April 13, 2014	1,019,875
HIT Entertainment, Inc.
788,000	Term Loan, 7.59%, Maturing March 20, 2012	790,709
Mega Blocks, Inc.
835,125	Term Loan, 7.13%, Maturing July 26, 2012	832,777
Metro-Goldwyn-Mayer Holdings, Inc.
4,327,663	Term Loan, 8.61%, Maturing April 8, 2012	4,343,048
National Cinemedia, LLC
400,000	Term Loan, 7.11%, Maturing February 13, 2015	399,678
Regal Cinemas Corp.
2,183,500	Term Loan, 6.86%, Maturing November 10, 2010	2,189,738
Revolution Studios Distribution Co., LLC
784,420	Term Loan, 9.07%, Maturing December 21, 2014	790,303
450,000	Term Loan, 12.32%, Maturing June 21, 2015	454,500
Six Flags Theme Parks, Inc.
1,700,000	Term Loan, 7.61%, Maturing April 30, 2015	1,700,000
Southwest Sports Group, LLC
600,000	Term Loan, 7.88%, Maturing December 22, 2010	600,188
Universal City Development Partners, Ltd.
934,709	Term Loan, 7.36%, Maturing June 9, 2011	942,304
WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	441,750
3,535,095	Term Loan, 7.36%, Maturing February 28, 2011	3,550,069
		$28,340,825
Lodging and Casinos — 4.1%
Ameristar Casinos, Inc.
$591,000	Term Loan, 6.82%, Maturing November 10, 2012	$591,369
Bally Technologies, Inc.
1,669,303	Term Loan, 8.61%, Maturing September 5, 2009	1,684,170
CCM Merger, Inc.
1,009,407	Term Loan, 7.36%, Maturing April 25, 2012	1,015,873
Fairmont Hotels and Resorts, Inc.
281,373	Term Loan, 8.57%, Maturing May 12, 2011	283,835

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Green Valley Ranch Gaming, LLC
$264,313	Term Loan, 7.36%, Maturing February 16, 2014	$265,705
Isle of Capri Casinos, Inc.
1,184,625	Term Loan, 7.09%, Maturing February 4, 2012	1,189,561
Las Vegas Sands, LLC
1,840,000	Term Loan, 7.11%, Maturing May 23, 2014	1,838,357
Lodgenet Entertainment Corp.
450,000	Term Loan, 7.36%, Maturing April 4, 2014	452,742
Penn National Gaming, Inc.
3,453,487	Term Loan, 7.11%, Maturing October 3, 2012	3,461,924
Pinnacle Entertainment, Inc.
400,000	Term Loan, 0.00%, Maturing December 14, 2011(2)	400,250
Venetian Casino Resort, LLC
460,000	Term Loan, 0.00%, Maturing May 14, 2014(2)	459,589
VML US Finance, LLC
241,667	Term Loan, 7.61%, Maturing May 25, 2012	242,988
483,333	Term Loan, 7.61%, Maturing May 25, 2013	487,727
Wimar Opco, LLC
883,946	Term Loan, 7.61%, Maturing January 3, 2012	891,570
		$13,265,660
Nonferrous Metals / Minerals — 2.7%
Alpha Natural Resources, LLC
$467,875	Term Loan, 7.11%, Maturing October 26, 2012	$469,191
Euramax International, Inc.
325,750	Term Loan, 8.38%, Maturing June 28, 2012	325,072
334,211	Term Loan, 12.35%, Maturing June 28, 2013	329,302
165,789	Term Loan, 12.35%, Maturing June 28, 2013	163,355
Freeport-McMoran Copper and Gold
1,600,667	Term Loan, 9.00%, Maturing March 19, 2014	1,603,437
Magnequench International, Inc.
400,943	Term Loan, 8.37%, Maturing August 31, 2009	400,942
Magnum Coal Co.
100,000	Term Loan, 8.57%, Maturing March 15, 2013	99,562
987,500	Term Loan, 10.50%, Maturing March 15, 2013	983,180
Murray Energy Corp.
733,125	Term Loan, 8.36%, Maturing January 28, 2010	742,289
Noranda Aluminum Acquisition
212,500	Term Loan, 7.32%, Maturing May 18, 2014	213,297
Novelis, Inc.
656,262	Term Loan, 7.59%, Maturing January 6, 2012	657,749
368,208	Term Loan, 7.61%, Maturing January 6, 2012	369,043
Oxbow Carbon and Mineral Holdings
100,671	Term Loan, 0.00%, Maturing May 8, 2014(2)	100,807
1,146,456	Term Loan, 7.40%, Maturing May 8, 2014	1,148,008

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals (continued)
Stillwater Mining Co.
$706,092	Term Loan, 7.63%, Maturing July 30, 2010	$707,857
Thompson Creek Metals Co.
475,588	Term Loan, 10.09%, Maturing October 26, 2012	480,344
		$8,793,435
Oil and Gas — 4.0%
Big West Oil, LLC
$618,750	Term Loan, 0.00%, Maturing May 1, 2014(2)	$620,491
506,250	Term Loan, 7.61%, Maturing May 1, 2014	507,674
Concho Resources, Inc.
1,075,000	Term Loan, 9.10%, Maturing March 27, 2012	1,077,016
Dresser, Inc.
500,000	Term Loan, 7.86%, Maturing May 4, 2014	502,760
700,000	Term Loan, 11.11%, Maturing May 4, 2015	710,238
El Paso Corp.
725,000	Term Loan, 5.23%, Maturing July 31, 2011	727,669
Key Energy Services, Inc.
630,400	Term Loan, 7.84%, Maturing June 30, 2012	633,749
Kinder Morgan, Inc.
2,125,000	Term Loan, 6.82%, Maturing May 21, 2014	2,125,948
Niska Gas Storage
133,333	Term Loan, 7.07%, Maturing May 13, 2011	133,833
77,024	Term Loan, 7.11%, Maturing May 13, 2011	77,325
113,418	Term Loan, 7.11%, Maturing May 13, 2011	113,861
697,908	Term Loan, 7.11%, Maturing May 12, 2013	700,634
Primary Natural Resources, Inc.
987,500	Term Loan, 9.32%, Maturing July 28, 2010(3)	986,414
Targa Resources, Inc.
395,714	Term Loan, 5.24%, Maturing October 31, 2012	398,001
2,000,671	Term Loan, 7.36%, Maturing October 31, 2012	2,012,237
Volnay Acquisition Co. I
716,000	Term Loan, 7.36%, Maturing January 12, 2014	722,414
W&T Offshore, Inc.
402,500	Term Loan, 7.61%, Maturing May 26, 2010	404,429
Western Refining, LLC
58,929	Term Loan, 0.00%, Maturing June 2, 2014(2)	59,002
241,071	Term Loan, 7.07%, Maturing June 2, 2014	241,373
		$12,755,068
Publishing — 9.9%
American Media Operations, Inc.
$2,000,000	Term Loan, 8.59%, Maturing January 31, 2013	$2,015,834

	Principal Amount	Borrower/Tranche Description	Value
	Publishing (continued)
	Aster Zweite Beteiligungs GmbH
EUR	236,166	Term Loan, 6.42%, Maturing September 27, 2013	$321,666
	500,000	Term Loan, 7.62%, Maturing September 27, 2013	503,572
	CBD Media, LLC
	352,941	Term Loan, 7.82%, Maturing December 31, 2009	354,853
	Dex Media East, LLC
	1,348,656	Term Loan, 6.86%, Maturing May 8, 2009	1,348,809
	Dex Media West, LLC
	1,050,751	Term Loan, 6.86%, Maturing March 9, 2010	1,051,342
	Gatehouse Media Operating, Inc.
	325,000	Term Loan, 7.35%, Maturing August 28, 2014	323,131
	725,000	Term Loan, 7.36%, Maturing August 28, 2014	720,831
	350,000	Term Loan, 7.61%, Maturing August 28, 2014	349,125
	Idearc, Inc.
	4,477,500	Term Loan, 7.36%, Maturing November 17, 2014	4,500,649
	Josten's Corp.
	880,379	Term Loan, 7.33%, Maturing October 4, 2011	885,973
	MediaNews Group, Inc.
	519,750	Term Loan, 7.07%, Maturing August 2, 2013	518,451
	Mediannuaire Holding
EUR	500,000	Term Loan, 8.39%, Maturing April 10, 2016	693,892
	Merrill Communications, LLC
	682,771	Term Loan, 9.25%, Maturing February 9, 2009	685,864
	Philadelphia Newspapers, LLC
	382,458	Term Loan, 8.10%, Maturing June 29, 2013	384,210
	R.H. Donnelley Corp.
	27,714	Term Loan, 6.59%, Maturing December 31, 2009	27,692
	256,080	Term Loan, 6.86%, Maturing June 30, 2010	256,384
	Reader's Digest Association
	1,770,563	Term Loan, 7.35%, Maturing March 2, 2014	1,771,807
	Riverdeep Interactive Learning, Inc.
	1,392,976	Term Loan, 8.11%, Maturing December 20, 2013	1,397,826
	SGS International, Inc.
	394,000	Term Loan, 7.87%, Maturing December 30, 2011	394,985
	Source Media, Inc.
	588,629	Term Loan, 7.61%, Maturing November 8, 2011	594,883
	SP Newsprint Co.
	969,921	Term Loan, 5.32%, Maturing January 9, 2010	971,134
	Sun Media Corp.
	2,154,864	Term Loan, 7.11%, Maturing February 7, 2009	2,160,926
	TL Acquisitions, Inc.
	1,025,000	Term Loan, 0.00%, Maturing July 5, 2014(2)	1,014,750
	Trader Media Corp. 2003 1st Lien Gbp Facility B
GBP	1,375,000	Term Loan, 8.08%, Maturing March 23, 2015	2,758,731

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Publishing (continued)
	Tribune Co.
	$980,000	Term Loan, 7.82%, Maturing May 17, 2009	$981,736
	1,600,000	Term Loan, 8.32%, Maturing May 17, 2014	1,566,000
	Valassis Communications, Inc.
	286,538	Term Loan, 7.11%, Maturing March 2, 2014	285,786
	Xsys US, Inc.
EUR	263,834	Term Loan, 6.42%, Maturing September 27, 2013	359,349
	605,124	Term Loan, 7.57%, Maturing September 27, 2013	609,446
	618,087	Term Loan, 7.57%, Maturing September 27, 2014	625,372
	Yell Group, PLC
	1,400,000	Term Loan, 7.32%, Maturing February 10, 2013	1,409,758
			$31,844,767
	Radio and Television — 5.9%
	ALM Media Holdings, Inc.
	$810,109	Term Loan, 7.82%, Maturing March 4, 2010	$812,008
	Block Communications, Inc.
	443,250	Term Loan, 7.36%, Maturing December 22, 2011	443,527
	Cequel Communications, LLC
	875,000	Term Loan, 9.86%, Maturing May 5, 2014	899,123
	1,732,515	Term Loan, 11.36%, Maturing May 5, 2014	1,799,031
	CMP KC, LLC
	489,344	Term Loan, 9.38%, Maturing May 5, 2013	491,791
	CMP Susquehanna Corp.
	715,714	Term Loan, 7.36%, Maturing May 5, 2013	719,144
	Discovery Communications, Inc.
	1,300,000	Term Loan, 7.36%, Maturing April 30, 2014	1,307,110
	Emmis Operating Company
	437,143	Term Loan, 7.36%, Maturing November 2, 2013	439,726
	Entravision Communications Corp.
	714,125	Term Loan, 6.85%, Maturing September 29, 2013	716,134
	Gray Television, Inc.
	693,000	Term Loan, 6.85%, Maturing January 19, 2015	691,375
	Intelsat Bermuda, Ltd.
	575,000	Term Loan, 7.86%, Maturing February 1, 2014	576,309
	Intelsat Subsuduary Holding Co.
	522,375	Term Loan, 7.35%, Maturing July 3, 2013	524,334
	Montecito Broadcast Group, LLC
	344,750	Term Loan, 7.82%, Maturing January 27, 2013	346,151
	NEP II, Inc.
	324,187	Term Loan, 7.61%, Maturing February 16, 2014	325,707
	Nexstar Broadcasting, Inc.
	963,100	Term Loan, 7.11%, Maturing October 1, 2012	961,897
	912,276	Term Loan, 7.11%, Maturing October 1, 2012	911,135

	Principal Amount	Borrower/Tranche Description	Value
	Radio and Television (continued)
	NextMedia Operating, Inc.
	$150,096	Term Loan, 7.32%, Maturing November 15, 2012	$150,190
	66,709	Term Loan, 7.32%, Maturing November 15, 2012	66,750
	PanAmSat Corp.
	1,318,375	Term Loan, 7.35%, Maturing January 3, 2014	1,323,526
	Paxson Communications Corp.
	1,350,000	Term Loan, 8.61%, Maturing January 15, 2012	1,382,063
	SFX Entertainment
	738,750	Term Loan, 8.09%, Maturing June 21, 2013	741,059
	Sirius Satellite Radio, Inc.
	250,000	Term Loan, 7.63%, Maturing December 19, 2012	249,063
	Spanish Broadcasting System, Inc.
	984,887	Term Loan, 7.11%, Maturing June 10, 2012	986,118
	Tyrol Acquisition 2 SAS
EUR	425,000	Term Loan, 6.07%, Maturing January 19, 2015	579,855
EUR	425,000	Term Loan, 6.32%, Maturing January 19, 2016	582,175
	Young Broadcasting, Inc.
	873,428	Term Loan, 7.88%, Maturing November 3, 2012	877,140
			$18,902,441
	Rail Industries — 0.6%
	Kansas City Southern Railway Co.
	$1,012,237	Term Loan, 7.07%, Maturing March 30, 2008	$1,016,876
	RailAmerica, Inc.
	825,000	Term Loan, 7.61%, Maturing August 14, 2008	827,578
			$1,844,454
	Retailers (Except Food and Drug) — 4.1%
	Advantage Sales & Marketing, Inc.
	$250,000	Term Loan, Maturing March 29, 2013(8)	$250,000
	442,706	Term Loan, 7.36%, Maturing March 29, 2013	442,706
	Amscan Holdings, Inc.
	300,000	Term Loan, 7.63%, Maturing May 25, 2013	300,688
	Claire's Stores, Inc.
	250,000	Term Loan, 8.11%, Maturing May 24, 2014	246,094
	Coinmach Laundry Corp.
	2,981,842	Term Loan, 7.88%, Maturing December 19, 2012	2,997,216
	Cumberland Farms, Inc.
	843,625	Term Loan, 7.36%, Maturing September 29, 2013	846,789
	Harbor Freight Tools USA, Inc.
	1,049,873	Term Loan, 7.61%, Maturing July 15, 2010	1,058,621
	Home Interiors & Gifts, Inc.
	615,972	Term Loan, 10.35%, Maturing March 31, 2011	447,350
	Mapco Express, Inc.
	290,019	Term Loan, 8.09%, Maturing April 28, 2011	291,650

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Nebraska Book Co., Inc.
$465,770	Term Loan, 7.83%, Maturing March 4, 2011	$468,099
Neiman Marcus Group, Inc.
451,899	Term Loan, 7.12%, Maturing April 5, 2013	453,982
Oriental Trading Co., Inc.
700,000	Term Loan, 11.36%, Maturing January 31, 2013	710,063
891,000	Term Loan, 7.59%, Maturing July 31, 2013	890,165
Pantry, Inc. (The)
127,778	Term Loan, 0.00%, Maturing May 15, 2014(2)	128,204
447,222	Term Loan, 7.07%, Maturing May 15, 2014	448,714
Rent-A-Center, Inc.
583,075	Term Loan, 7.11%, Maturing November 15, 2012	585,080
Rover Acquisition Corp.
1,144,250	Term Loan, 7.86%, Maturing October 26, 2013	1,152,322
Savers, Inc.
181,827	Term Loan, 8.11%, Maturing August 11, 2012	183,646
206,563	Term Loan, 8.11%, Maturing August 11, 2012	208,629
The Yankee Candle Company, Inc.
897,750	Term Loan, 7.36%, Maturing February 6, 2014	901,771
		$13,011,789
Steel — 0.2%
Algoma Acquisition Corp.
$250,000	Term Loan, Maturing June 20, 2013(8)	$250,625
Niagara Corp.
550,000	Term Loan, Maturing June 29, 2014(8)	551,375
		$802,000
Surface Transport — 1.6%
Gainey Corp.
$420,750	Term Loan, 8.10%, Maturing April 20, 2012	$419,961
Horizon Lines, LLC
192,756	Term Loan, 7.57%, Maturing July 7, 2011	194,021
Oshkosh Truck Corp.
1,019,875	Term Loan, 7.11%, Maturing December 6, 2013	1,024,334
Ozburn-Hessey Holding Co., LLC
295,701	Term Loan, 8.62%, Maturing August 9, 2012	294,961
Sirva Worldwide, Inc.
771,102	Term Loan, 12.60%, Maturing December 1, 2010	740,258
Swift Transportation Co., Inc.
1,700,000	Term Loan, 8.38%, Maturing May 10, 2014	1,682,089
Vanguard Car Rental USA
632,250	Term Loan, 8.34%, Maturing June 14, 2013	637,952
		$4,993,576

Principal Amount	Borrower/Tranche Description	Value
Telecommunications — 5.6%
Alaska Communications Systems Holdings, Inc.
$530,000	Term Loan, 7.11%, Maturing February 1, 2012	$531,041
American Cellular Corp.
1,321,688	Term Loan, 7.32%, Maturing March 15, 2014	1,322,239
Centennial Cellular Operating Co., LLC
1,833,333	Term Loan, 7.36%, Maturing February 9, 2011	1,844,629
Consolidated Communications, Inc.
2,244,965	Term Loan, 7.11%, Maturing July 27, 2015	2,255,490
FairPoint Communications, Inc.
1,130,000	Term Loan, 7.13%, Maturing February 8, 2012	1,131,942
Hargray Acquisition Co.
500,000	Term Loan, Maturing June 29, 2015(8)	503,125
Iowa Telecommunications Services
334,000	Term Loan, 7.11%, Maturing November 23, 2011	335,392
IPC Systems, Inc.
500,000	Term Loan, 7.61%, Maturing May 31, 2014	497,032
NTelos, Inc.
1,110,238	Term Loan, 7.57%, Maturing August 24, 2011	1,115,789
Stratos Global Corp.
569,250	Term Loan, 8.11%, Maturing February 13, 2012	572,215
Trilogy International Partners
475,000	Term Loan, Maturing June 29, 2012(8)	481,828
Triton PCS, Inc.
1,546,026	Term Loan, 8.57%, Maturing November 18, 2009	1,557,621
Univision Communications, Inc.
400,000	Term Loan, 7.82%, Maturing March 29, 2009	399,000
229,530	Term Loan, 0.00%, Maturing September 29, 2014(2)	226,694
3,570,470	Term Loan, 7.61%, Maturing September 29, 2014	3,526,353
Windstream Corp.
1,663,796	Term Loan, 6.86%, Maturing July 17, 2013	1,671,075
		$17,971,465
Utilities — 3.4%
AEI Finance Holding, LLC
$145,028	Revolving Loan, 5.26%, Maturing March 30, 2012	$146,206
1,104,972	Term Loan, 8.36%, Maturing March 30, 2014	1,113,950
Astoria Generating Co.
625,000	Term Loan, 9.11%, Maturing August 23, 2013	632,791
BRSP, LLC
985,409	Term Loan, 8.38%, Maturing July 13, 2009	990,336
Calpine Corp.
448,875	DIP Loan, 7.61%, Maturing March 30, 2009	449,951
Cogentrix Delaware Holdings, Inc.
278,715	Term Loan, 6.86%, Maturing April 14, 2012	279,586

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Utilities (continued)
	Covanta Energy Corp.
	$305,155	Term Loan, 5.26%, Maturing February 9, 2014	$305,488
	619,845	Term Loan, 6.88%, Maturing February 9, 2014	620,523
	Elster Group GmbH (Ruhrgas)
	233,632	Term Loan, 7.38%, Maturing June 12, 2013	236,224
	Kemble Water Structure Ltd.
GBP	750,000	Term Loan, 9.77%, Maturing October 13, 2013	1,518,784
	LS Power Acquisition Company
	325,000	Term Loan, 9.11%, Maturing November 1, 2014	327,979
	Mach General, LLC
	37,500	Term Loan, 7.36%, Maturing February 22, 2013	37,514
	360,688	Term Loan, 7.36%, Maturing February 22, 2014	360,823
	Mirant North America, LLC.
	996,970	Term Loan, 7.07%, Maturing January 3, 2013	999,026
	NRG Holdings Inc.
	1,400,000	Term Loan, 0.00%, Maturing June 1, 2014(2)	1,391,250
	Pike Electric, Inc.
	122,034	Term Loan, 6.88%, Maturing July 1, 2012	122,085
	208,397	Term Loan, 6.88%, Maturing December 10, 2012	208,484
	Vulcan Energy Corp.
	1,270,284	Term Loan, 6.86%, Maturing July 23, 2010	1,272,269
			$11,013,269
Total Senior, Floating Rate Interests (identified cost $489,204,789)			$490,502,032
	Corporate Bonds & Notes — 13.8%
	Principal Amount (000's omitted)	Security	Value
	Aerospace and Defense — 0.1%
	Alion Science and Technologies Corp.
	$145	10.25%, 2/1/15(4)	$150,437
	Bombardier Recreational Product
	70	8.00%, 11/15/14(4)	72,800
	DRS Technologies, Inc., Sr. Sub. Notes
	40	7.625%, 2/1/18	40,600
			$263,837
	Air Transport — 0.0%
	Continental Airlines
	$99	7.033%, 6/15/11	$98,590
			$98,590

	Principal Amount (000's omitted)	Security	Value
	Automotive — 0.2%
	Altra Industrial Motion, Inc.
	$120	9.00%, 12/1/11	$124,800
	60	9.00%, 12/1/11(4)	62,400
	American Axle & Manufacturing, Inc.
	75	7.875%, 3/1/17	74,062
	Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13(4)	55,137
	Goodyear Tire & Rubber Co., Sr. Notes
	45	8.625%, 12/1/11(4)	47,587
	Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
	95	9.135%, 12/1/09(4)	95,712
	Tenneco Automotive, Inc.
	140	8.625%, 11/15/14	144,900
	United Components, Inc., Sr. Sub. Notes
	65	9.375%, 6/15/13	67,437
			$672,035
	Brokers / Dealers / Investment Houses — 0.1%
	Residential Capital Corp., Variable Rate
	$440	7.187%, 4/17/09(4)	$438,216
			$438,216
	Building and Development — 0.8%
	Grohe Holding of GmbH
EUR	1,000	6.843%, 1/15/14	$1,366,597
	Interface, Inc., Sr. Sub. Notes
	20	9.50%, 2/1/14	21,650
	Interline Brands, Inc., Sr. Sub. Notes
	70	8.125%, 6/15/14	70,875
	Nortek, Inc., Sr. Sub. Notes
	450	8.50%, 9/1/14	430,875
	NTK Holdings, Inc., Sr. Disc. Notes
	200	10.75%, 3/1/14	146,000
	Panolam Industries International, Sr. Sub. Notes
	205	10.75%, 10/1/13(4)	215,250
	PLY GEM Industries, Inc.
	15	9.00%, 2/15/12	13,556
	Realogy Corp., Sr. Notes
	230	10.50%, 4/15/14(4)	219,650
	Stanley-Martin Communities, LLC
	40	9.75%, 8/15/15(4)	35,400
			$2,519,853

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services — 0.7%
Affinion Group, Inc.
$55	10.125%, 10/15/13(4)	$58,987
Affinion Group, Inc., Sr. Sub. Notes
70	11.50%, 10/15/15(4)	75,950
Education Management, LLC, Sr. Notes
150	8.75%, 6/1/14	154,500
Education Management, LLC, Sr. Sub Notes
280	10.25%, 6/1/16	296,100
HydroChem Industrial Services, Inc., Sr. Sub. Notes
50	9.25%, 2/15/13(4)	51,750
Kar Holdings, Inc., Sr. Notes, Variable Rate
70	9.358%, 5/1/14(4)	70,175
Muzak, LLC / Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	19,975
Neff Corp., Sr. Notes
25	10.00%, 6/1/15(4)	25,062
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
170	9.875%, 8/15/11	179,350
Rental Service Corp.
45	9.50%, 12/1/14(4)	46,125
Sabre Holdings Corp.
65	8.35%, 3/15/16	58,825
Safety Products Holdings, Inc. (PIK)
83	11.75%, 1/1/12(3)	86,941
SunGard Data Systems, Inc.
145	9.125%, 8/15/13	149,169
The Hertz Corp., Sr. Notes
290	8.875%, 1/1/14	303,775
Travelport, LLC, Sr. Notes
260	9.875%, 9/1/14	276,900
West Corp.
370	9.50%, 10/15/14	381,100
45	11.00%, 10/15/16	47,250
		$2,281,934
Cable and Satellite Television — 0.6%
Cablevision Systems Corp., Series B
$130	8.00%, 4/15/12	$129,025
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
20	9.82%, 4/1/09	21,000
CCH I Holdings, LLC
180	11.75%, 5/15/14	177,750
CCH I, LLC/CCH I Capital Co.
160	11.00%, 10/1/15	167,800

Principal Amount (000's omitted)	Security	Value
Cable and Satellite Television (continued)
CCH II, LLC/CCH II Capital Co.
$140	10.25%, 9/15/10	$146,825
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13(4)	403,887
CSC Holdings, Inc., Sr. Notes
10	8.125%, 7/15/09	10,225
CSC Holdings, Inc., Sr. Notes, Series B
55	7.625%, 4/1/11	54,862
Insight Communications, Sr. Disc. Notes
525	12.25%, 2/15/11	549,937
Kabel Deutschland GmbH
135	10.625%, 7/1/14	148,500
Mediacom Broadband Corp., LLC, Sr. Notes
130	8.50%, 10/15/15(4)	131,300
National Cable, PLC
75	8.75%, 4/15/14	77,625
		$2,018,736
Chemicals and Plastics — 0.4%
Equistar Chemical, Sr. Notes
$97	10.625%, 5/1/11	$102,577
Huntsman International, LLC
91	11.625%, 10/15/10	98,052
Ineos Group Holdings, PLC, Sr. Sub Note
210	8.50%, 2/15/16(4)	206,325
Lyondell Chemical Co., Sr. Notes
192	10.50%, 6/1/13	208,320
MacDermid, Inc., Sr. Sub. Notes
65	9.50%, 4/15/17(4)	65,650
Mosaic Co., Sr. Notes
70	7.375%, 12/1/14(4)	71,050
70	7.625%, 12/1/16(4)	71,925
Nova Chemicals Corp., Sr. Notes, Variable Rate
105	8.484%, 11/15/13(4)	105,525
Reichhold Industries Inc., Sr. Notes
215	9.00%, 8/15/14(4)	222,525
		$1,151,949
Clothing / Textiles — 0.4%
Levi Strauss & Co., Sr. Notes
$155	12.25%, 12/15/12	$168,562
75	9.75%, 1/15/15	80,625
235	8.875%, 4/1/16	242,050

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Clothing / Textiles (continued)
Oxford Industries, Inc., Sr. Notes
$390	8.875%, 6/1/11	$404,625
Perry Ellis International, Inc., Sr. Sub. Notes
195	8.875%, 9/15/13	198,900
Phillips Van-Heusen, Sr. Notes
15	7.25%, 2/15/11	15,300
100	8.125%, 5/1/13	104,625
		$1,214,687
Conglomerates — 0.1%
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$107	8.36%, 6/15/12	$108,070
RBS Global & Rexnord Corp.
95	9.50%, 8/1/14	97,850
90	11.75%, 8/1/16	97,200
		$303,120
Containers and Glass Products — 0.2%
Berry Plastics Holding Corp.
$220	8.875%, 9/15/14	$223,850
Berry Plastics Holding Corp., Variable Rate
60	9.235%, 9/15/14	60,900
Intertape Polymer US, Inc., Sr. Sub. Notes
175	8.50%, 8/1/14	174,125
Pliant Corp. (PIK)
219	11.85%, 6/15/09(3)	235,860
		$694,735
Cosmetics / Toiletries — 0.0%
Revlon Consumer Products Corp., Sr. Sub. Notes
$75	8.625%, 2/1/08	$73,875
		$73,875
Ecological Services and Equipment — 0.1%
Waste Services, Inc., Sr. Sub. Notes
$245	9.50%, 4/15/14	$258,781
		$258,781
Electronics / Electrical — 0.2%
Advanced Micro Devices, Inc., Sr. Notes
$25	7.75%, 11/1/12	$23,625
Avago Technologies Finance
95	10.125%, 12/1/13	101,650

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical (continued)
$50	11.875%, 12/1/15	$56,125
CPI Holdco, Inc., Sr. Notes, Variable Rate
50	11.151%, 2/1/15	51,750
NXP BV/NXP Funding, LLC, Variable Rate
425	8.11%, 10/15/13	427,656
Open Solutions, Inc., Sr. Sub. Notes
30	9.75%, 2/1/15(4)	30,450
		$691,256
Financial Intermediaries — 2.4%
Alzette, Variable Rate
$500	11.86%, 12/15/20(3)	$500,000
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
380	7.31%, 2/24/19(3)(4)	376,642
Babson Ltd. Series 2005-1A, Class C1, Variable Rate
500	7.306%, 4/15/19(3)(4)	493,368
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
500	7.406%, 1/15/19(3)(4)	496,822
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
500	7.81%, 8/11/16(3)(4)	501,291
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
500	10.85%, 3/8/17(3)	511,754
Centurion CDO 9 Ltd., Series 2005-9A
500	9.35%, 7/17/19(3)	506,581
Ford Motor Credit Co.
110	6.625%, 6/16/08	109,951
385	7.375%, 10/28/09	382,372
185	7.875%, 6/15/10	185,084
Ford Motor Credit Co., Sr. Notes
10	9.875%, 8/10/11	10,505
Ford Motor Credit Co., Variable Rate
535	8.355%, 11/2/07	538,457
General Motors Acceptance Corp.
215	6.375%, 5/1/08	214,194
55	5.85%, 1/14/09	54,224
20	7.00%, 2/1/12	19,634
240	8.00%, 11/1/31	246,083
Madison Park Funding Ltd., Series 2006-2A, Class D, Variable Rate
1,000	10.11%, 3/25/20(3)(4)	1,010,922
Schiller Park Ltd. Series 2007 1A, Class D
1,000	7.107%, 4/25/21(3)	992,500
Sonata Securities S.A., Series 2006-5
158	8.90%, 12/28/07	159,854
Sonata Securities S.A., Series 2006-6
441	8.90%, 12/28/07	445,164
		$7,755,402

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Food Products — 0.1%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$275	11.50%, 11/1/11	$257,125
Dole Food Company, Inc.
115	7.25%, 6/15/10	111,550
Dole Food Company, Inc., Sr. Notes
25	8.625%, 5/1/09	25,062
Pierre Foods, Inc., Sr. Sub. Notes
35	9.875%, 7/15/12	35,700
		$429,437
Food Service — 0.2%
Aramark Corp., Sr. Notes
$30	8.50%, 2/1/15(4)	$30,675
Aramark Corp., Sr. Notes, Variable Rate
185	8.856%, 2/1/15(4)	188,700
El Pollo Loco, Inc.
195	11.75%, 11/15/13	206,700
NPC International, Inc.
170	9.50%, 5/1/14	165,750
Nutro Products, Inc., Sr. Notes, Variable Rate
40	9.37%, 10/15/13(4)	42,424
		$634,249
Food / Drug Retailers — 0.3%
General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$190	9.796%, 3/15/14(4)	$184,300
General Nutrition Center, Sr. Sub. Notes
190	10.75%, 3/15/15(4)	190,950
Rite Aid Corp.
360	6.125%, 12/15/08	354,600
260	9.50%, 6/15/17(4)	250,900
		$980,750
Forest Products — 0.2%
Abitibi-Consolidated Finance
$50	7.875%, 8/1/09	$48,500
Abitibi-Consolidated, Inc.
100	8.55%, 8/1/10	96,000
Georgia Pacific Corp.
15	9.50%, 12/1/11	15,975
Jefferson Smurfit Corp.
40	7.50%, 6/1/13	39,000
JSG Funding PLC, Sr. Notes
33	9.625%, 10/1/12	34,732

Principal Amount (000's omitted)	Security	Value
Forest Products (continued)
NewPage Corp.
$235	10.00%, 5/1/12	$254,975
NewPage Corp., Variable Rate
80	11.606%, 5/1/12	87,600
		$576,782
Healthcare — 0.8%
Accellent, Inc.
$130	10.50%, 12/1/13(4)	$129,675
Advanced Medical Optics, Inc., Sr. Sub. Notes
40	7.50%, 5/1/17(4)	38,000
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15(4)	184,450
Community Health Systems, Inc., Sr. Notes
205	8.875%, 7/15/15	208,844
HCA, Inc.
190	8.75%, 9/1/10	198,787
80	7.875%, 2/1/11	81,402
325	9.25%, 11/15/16(4)	346,937
MultiPlan Merger Corp., Sr. Sub. Notes
260	10.375%, 4/15/16(4)	278,200
National Mentor Holdings, Inc., Sr. Sub. Notes
125	11.25%, 7/1/14	135,625
Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13(4)	108,150
Service Corp. International, Sr. Notes
125	7.00%, 6/15/17	119,687
Universal Hospital Service, Inc., (PIK)
20	8.50%, 6/1/15(4)	19,900
Universal Hospital Service, Inc., Variable Rate
20	8.759%, 6/1/15(4)	20,100
US Oncology, Inc.
145	9.00%, 8/15/12	150,075
290	10.75%, 8/15/14	311,750
Vanguard Health Holdings Co., LLC, Sr. Disc. Notes,
55	11.25%, 10/1/15	45,100
Varietal Distribution Merger Sub, Inc., Sr. Notes
50	10.25%, 7/15/15	50,125
		$2,426,807
Industrial Equipment — 0.1%
Chart Industries, Inc., Sr. Sub. Notes
$105	9.125%, 10/15/15	$110,775

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Equipment (continued)
ESCO Corp., Sr. Notes
$80	8.625%, 12/15/13(4)	$84,400
ESCO Corp., Sr. Notes, Variable Rate
80	9.235%, 12/15/13(4)	82,000
Manitowoc Co., Inc. (The)
29	10.50%, 8/1/12	30,595
		$307,770
Leisure Goods / Activities / Movies — 0.4%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
$105	12.50%, 4/1/13(4)	$106,575
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	10.07%, 4/1/12(4)	195,975
Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
435	12.00%, 8/15/14	380,625
Universal City Development Partners, Ltd., Sr. Notes
200	11.75%, 4/1/10	212,500
Universal City Florida Holdings, Sr. Notes, Variable Rate
325	10.106%, 5/1/10	333,125
		$1,228,800
Lodging and Casinos — 1.2%
Buffalo Thunder Development Authority
$205	9.375%, 12/15/14(4)	$206,025
CCM Merger, Inc.
130	8.00%, 8/1/13(4)	130,000
Chukchansi EDA, Sr. Notes, Variable Rate
150	8.859%, 11/15/12(4)	153,375
Eldorado Casino Shreveport
59	10.00%, 8/1/12	59,981
Fontainebleau Resorts LLC
205	10.25%, 6/15/15(4)	202,950
Galaxy Entertainment Finance, Variable Rate
100	10.409%, 12/15/10(4)	104,750
Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13(4)	117,150
Host Hotels & Resorts L.P., Sr. Notes
100	6.875%, 11/1/14	99,375
Inn of the Mountain Gods, Sr. Notes
345	12.00%, 11/15/10	371,737
Las Vegas Sands Corp.
20	6.375%, 2/15/15	19,125
Majestic Star Casino, LLC
180	9.50%, 10/15/10	188,100

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Majestic Star Casino, LLC, (0.00% until 2008)
$75	12.50%, 10/15/11(4)	$56,625
MGM Mirage, Inc.
85	7.50%, 6/1/16	81,069
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
60	8.00%, 4/1/12	62,250
OED Corp. / Diamond Jo
203	8.75%, 4/15/12	204,015
Pinnacle Entertainment Inc., Sr. Sub. Notes
75	7.50%, 6/15/15	72,750
Pokagon Gaming Authority, Sr. Notes
60	10.375%, 6/15/14(4)	66,450
San Pasqual Casino
160	8.00%, 9/15/13(4)	162,400
Seminole Hard Rock Entertainment, Variable Rate
95	7.86%, 3/15/14(4)	96,188
Station Casinos, Inc.
30	7.75%, 8/15/16	29,850
Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	47,250
Trump Entertainment Resorts, Inc.
625	8.50%, 6/1/15	623,438
Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(4)	173,250
Turning Stone Resort Casinos, Sr. Notes
40	9.125%, 9/15/14(4)	40,900
Waterford Gaming, LLC, Sr. Notes
357	8.625%, 9/15/12(4)	373,958
		$3,742,961
Nonferrous Metals / Minerals — 0.3%
Aleris International, Inc., Sr. Notes
$115	9.00%, 12/15/14(4)	$116,581
Aleris International, Inc., Sr. Sub. Notes
350	10.00%, 12/15/16(4)	349,125
Alpha Natural Resources, Sr. Notes
75	10.00%, 6/1/12	79,500
FMG Finance PTY, Ltd.
270	10.625%, 9/1/16(4)	322,650
FMG Finance PTY, Ltd., Variable Rate
110	9.36%, 9/1/11	117,150
Novelis, Inc.
70	7.25%, 2/15/15	72,188
		$1,057,194

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas — 1.1%
Allis-Chalmers Energy, Inc.
$45	8.50%, 3/1/17	$45,169
Allis-Chalmers Energy, Inc., Sr. Notes
245	9.00%, 1/15/14	250,513
Cimarex Energy Co.
65	7.125%, 5/1/17	63,700
Clayton Williams Energy, Inc., Sr. Notes
85	7.75%, 8/1/13(4)	78,625
Compton Pet Finance Corp.
195	7.625%, 12/1/13	193,538
Copano Energy, LLC, Sr. Notes
35	8.125%, 3/1/16	35,700
Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	30,075
El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	145,413
Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	78,625
Giant Industries
130	8.00%, 5/15/14	140,699
Ocean Rig Norway AS, Sr. Notes
120	8.375%, 7/1/13(4)	124,200
OPTI Canada, Inc.
50	7.875%, 12/15/14	50,250
100	8.25%, 12/15/14(4)	102,000
Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	91,163
Petrohawk Energy Corp.
435	9.125%, 7/15/13	462,188
Plains Exploration & Production Co.
135	7.00%, 3/15/17	128,588
Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	223,632
Quicksilver Resources, Inc.
115	7.125%, 4/1/16	111,550
SemGroup L.P., Sr. Notes
290	8.75%, 11/15/15(4)	292,900
Sesi, LLC
30	6.875%, 6/1/14	29,325
Southern Natural Gas
150	8.00%, 3/1/32	170,871
Stewart & Stevenson, LLC, Sr. Notes
165	10.00%, 7/15/14(4)	173,250
United Refining Co., Sr. Notes
355	10.50%, 8/15/12	369,200
100	10.50%, 8/15/12	104,000
Verasun Energy Corp.
55	9.875%, 12/15/12	58,025
		$3,553,199

Principal Amount (000's omitted)	Security	Value
Publishing — 0.3%
CBD Media, Inc., Sr. Sub. Notes
$70	8.625%, 6/1/11	$71,050
Clarke American Corp., Sr. Notes
55	9.50%, 5/15/15(4)	52,938
Deluxe Corp., Sr. Notes
30	7.375%, 6/1/15(4)	30,000
Dex Media West, LLC, Sr. Sub. Notes
92	9.875%, 8/15/13	98,900
Idearc, Inc.
120	8.00%, 11/15/16	121,800
MediaNews Group, Inc., Sr. Sub. Notes
50	6.875%, 10/1/13	43,250
MediMedia USA, Inc., Sr. Sub Notes
80	11.375%, 11/15/14(4)	86,200
Reader's Digest Association, Sr. Sub. Notes
320	9.00%, 2/15/17(4)	300,800
		$804,938
Radio and Television — 0.4%
CanWest Media, Inc.
$217	8.00%, 9/15/12	$216,767
Intelsat Bermuda, Ltd.
175	9.25%, 6/15/16	186,813
LBI Media, Inc.
90	10.125%, 7/15/12	94,838
LBI Media, Inc., Sr. Disc. Notes, (0.00% until 2008)
80	11.00%, 10/15/13	73,600
Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12(4)	104,500
Rainbow National Services, LLC, Sr. Sub. Debs.
355	10.375%, 9/1/14(4)	391,388
Sirius Satellite Radio, Sr. Notes
90	9.625%, 8/1/13(4)	88,650
		$1,156,556
Rail Industries — 0.1%
American Railcar Industry, Inc.
$100	7.50%, 3/1/14	$100,000
Kansas City Southern Mexico, Sr. Notes
135	7.625%, 12/1/13(4)	135,000
30	7.375%, 6/1/14(4)	29,850
Kansas City Southern Railway Co.
50	9.50%, 10/1/08	52,000
		$316,850

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes
$135	8.75%, 5/1/14	$133,988
AutoNation, Inc., Variable Rate
75	7.356%, 4/15/13	75,188
Bon-Ton Department Stores, Inc.
205	10.25%, 3/15/14	208,588
GameStop Corp.
700	8.00%, 10/1/12(4)	735,000
Michaels Stores, Inc., Sr. Notes
170	10.00%, 11/1/14(4)	175,100
Michaels Stores, Inc., Sr. Sub. Notes
70	11.375%, 11/1/16(4)	73,500
Neiman Marcus Group, Inc.
160	9.00%, 10/15/15	172,000
520	10.375%, 10/15/15	574,600
Toys "R" Us
115	7.375%, 10/15/18	97,463
		$2,245,427
Steel — 0.1%
AK Steel Corp.
$24	7.875%, 2/15/09	$24,060
Ispat Inland ULC, Sr. Notes
127	9.75%, 4/1/14	140,814
RathGibson, Inc.
240	11.25%, 2/15/14	253,200
		$418,074
Surface Transport — 0.0%
Horizon Lines, LLC
$118	9.00%, 11/1/12	$125,375
		$125,375
Telecommunications — 0.9%
Alamosa Delaware, Inc., Sr. Notes
$280	11.00%, 7/31/10	$296,657
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
130	10.125%, 6/15/13	140,075
Digicel Group, Ltd., Sr. Notes
165	8.875%, 1/15/15(4)	162,113
185	9.125%, 1/15/15(4)	182,919
Digicel, Ltd., Sr. Notes
240	9.25%, 9/1/12(4)	254,100

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
iPCS, Inc., Variable Rate
$65	7.48%, 5/1/13(4)	$65,406
Level 3 Financing, Inc., Sr. Notes
120	9.25%, 11/1/14	121,800
140	8.75%, 2/15/17(4)	139,125
Qwest Capital Funding, Inc.
60	7.00%, 8/3/09	60,300
25	7.90%, 8/15/10	25,563
Qwest Communications International, Inc.
450	7.50%, 2/15/14	457,875
Qwest Communications International, Inc., Sr. Notes
30	7.50%, 11/1/08	30,300
Qwest Corp., Sr. Notes
145	7.625%, 6/15/15	150,438
Qwest Corp., Sr. Notes, Variable Rate
505	8.61%, 6/15/13	550,450
Windstream Corp., Sr. Notes
105	8.125%, 8/1/13	110,250
30	8.625%, 8/1/16	31,875
		$2,779,246
Utilities — 0.3%
AES Corp., Sr. Notes
$15	8.75%, 5/15/13(4)	$15,900
15	9.00%, 5/15/15(4)	15,956
Dynegy Holdings, Inc.
105	8.375%, 5/1/16	103,163
15	7.75%, 6/1/19	14,025
NGC Corp.
205	7.625%, 10/15/26	182,450
NRG Energy, Inc.
70	7.25%, 2/1/14	70,350
190	7.375%, 1/15/17	191,188
NRG Energy, Inc., Sr. Notes
65	7.375%, 2/1/16	65,325
Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	431,300
		$1,089,657
Total Corporate Bonds & Notes (identified cost, $43,410,422)		$44,311,078

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Convertible Bonds — 0.1%
Principal Amount	Security	Value
Aerospace and Defense — 0.1%
$170,000	L-3 Communications Corp.(4)	$192,525
		$192,525
Radio and Television — 0.0%
35,000	Sinclair Broadcast Group, Inc.	$34,169
		$34,169
Total Convertible Bonds (identified cost, $206,274)		$226,694
Common Stocks — 0.6%
Shares	Security	Value
Automotive — 0.0%
10,443	Hayes Lemmerz International(5)	$55,870
		$55,870
Cable and Satellite Television — 0.1%
4,866	Time Warner Cable, Inc.(5)	$190,601
		$190,601
Ecological Services and Equipment — 0.0%
2,992	Environmental Systems Products(3)(5)(6)	$0
		$0
Equipment Leasing — 0.4%
24,880	Maxim Crane Works Holdings(5)	$1,346,630
		$1,346,630
Gaming — 0.1%
358	Shreveport Gaming Holdings, Inc.(3)(5)	$6,390
17,663	Trump Entertainment Resorts, Inc.(5)	221,671
		$228,061
Total Common Stocks (identified cost, $756,316)		$1,821,162

Convertible Preferred Stocks — 0.1%
Shares	Security	Value
Oil and Gas — 0.0%
542	Chesapeake Energy Corp.	$54,471
		$54,471
Telecommunications— 0.1%
3,583	Crown Castle International Corp., (PIK)	$206,918
		$206,918
Total Convertible Preferred Stocks (identified cost, $212,699)		$261,389
Preferred Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
35	Hayes Lemmerz International, Series A(3)(5)(6)	$809
		$809
Chemicals and Plastics — 0.0%
15	Key Plastics, LLC, Series A(3)(5)(6)	$0
		$0
Total Preferred Stocks (identified cost, $16,750)		$809
Miscellaneous — 0.0%
Shares	Security	Value
261,268	Adelphia Recovery Trust(5)	$24,821
270,000	Adelphia, Inc., Escrow Certificate(5)	84,375
		$109,196
Total Miscellaneous (identified cost, $252,930)		$109,196

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Warrants — 0.0%
Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08(4)(5)	$124,451
Total Warrants (identified cost, $14,075)		$124,451
Closed-End Investment Companies — 1.8%
Shares	Security	Value
200,000	First Trust / Four Corners Senior Floating Rate Income Fund II	$3,750,000
290,000	ING Prime Rate Trust	2,175,000
Total Closed-End Investment Companies (identified cost, $5,394,991)		$5,925,000
Short-Term Investments — 0.6%

Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.82%(7)	1,835	$1,834,719
Total Short-Term Investments (identified cost)		$1,834,719

Total Investments — 169.8% (identified cost $541,303,965)	$545,116,530
Less Unfunded Loan Commitments — (1.1)%	$(3,545,766)
Net Investments — 168.7% (identified cost $537,758,199)	$541,570,764
Other Assets, Less Liabilities — (34.4)%	$(110,581,116)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.3)%	$(110,046,853)
Net Assets Applicable to Common Shares — 100.0%	$320,942,795

PIK - Payment-In-Kind.

EUR - Euro

GBP - British Pound

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $15,189,404 or 4.7% of the Fund's net assets.

(5)  Non-income producing security.

(6)  Restricted security.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

(8)   This Senior Loan will settle after June 30, 2007, at which time the interest rate will be determined.

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $535,923,480)	$539,736,045
Affiliated investment, at value (identified cost, $1,834,719)	1,834,719
Cash	12,461,597
Foreign currency, at value (identified cost, $935,105)	940,330
Receivable for investments sold	3,138,987
Dividends and interest receivable	4,197,932
Receivable from open swap contracts	45,606
Prepaid expenses	40,341
Total assets	$562,395,557
Liabilities
Demand note payable	$110,000,000
Payable for investments purchased	20,027,076
Payable for open forward foreign currency contracts	164,918
Payable to affiliate for investment advisory fees	407,584
Payable to affiliate for administration fees	121,437
Accrued expenses:
Interest	541,816
Operating expenses	143,078
Total liabilities	$131,405,909
Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,046,853
Net assets applicable to common shares	$320,942,795
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 36,466,497 shares issued and outstanding	$364,665
Additional paid-in capital	361,010,138
Accumulated net realized loss	(46,213,583)
Accumulated undistributed net investment income	2,105,192
Net unrealized appreciation	3,676,383
Net assets applicable to common shares	$320,942,795
Net Asset Value Per Common Share
($320,942,795 ÷ 36,466,497 common shares issued and outstanding)	$8.80

Statement of Operations

For the Year Ended
June 30, 2007

Investment Income
Interest	$41,861,248
Dividends	814,274
Interest income allocated from affiliated investment	507,967
Expenses allocated from affliated investment	(48,594)
Total investment income	$43,134,895
Expenses
Investment adviser fee	$4,721,764
Administration fee	1,402,874
Trustees' fees and expenses	12,942
Interest expenses	6,915,981
Preferred shares remarketing agent fee	274,998
Custodian fee	225,276
Legal and accounting services	159,918
Printing and postage	74,403
Transfer and dividend disbursing agent fees	69,267
Miscellaneous	79,271
Total expenses	$13,936,694
Deduct — Reduction of custodian fee	$13,385
Total expense reductions	$13,385
Net expenses	$13,923,309
Net investment income	$29,211,586
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	$1,596,057
Swap contracts	28,980
Foreign currency and forward foreign currency exchange contract transactions	(100,580)
Net realized gain	$1,524,457
Change in unrealized appreciation (depreciation) — Investments	$689,901
Swap contracts	31,525
Foreign currency and forward foreign currency exchange contracts	(181,788)
Net change in unrealized appreciation (depreciation)	$539,638
Net realized and unrealized gain	$2,064,095
Distributions to preferred shareholders
From net investment income	(5,610,210)
Net increase in net assets from operations	$25,665,471

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended June 30, 2007	Year Ended June 30, 2006
From operations — Net investment income	$29,211,586	$25,412,443
Net realized gain from investments, swap contracts and foreign currency and forward foreign currency exchange contract transactions	1,524,457	518,317
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and forward foreign currency exchange contracts	539,638	(1,281,385)
Distributions to preferred shareholders — From net investment income	(5,610,210)	(4,433,211)
Net increase in net assets from operations	$25,665,471	$20,216,164
Distributions to common shareholders — From net investment income	$(23,593,824)	$(20,749,437)
Total distributions to common shareholders	$(23,593,824)	$(20,749,437)
Net increase (decrease) in net assets	$2,071,647	$(533,273)
Net Assets Applicable to Common Shares
At beginning of year	$318,871,148	$319,404,421
At end of year	$320,942,795	$318,871,148
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$2,105,192	$1,940,990

Statement of Cash Flows

Increase (Decrease) in Cash	Year Ended June 30, 2007
Cash Flows From (Used For) Operating Activities — Purchases of investments	$(348,962,318)
Proceeds from sales and principal repayments	337,892,375
Increase in payable from purchases of investments	18,158,049
Increase in receivable for investments sold	(2,742,324)
Interest and dividends received	43,153,732
Interest paid	(6,909,774)
Miscellaneous revenue received	343,525
Foreign currency transactions	(117,450)
Operating expenses paid	(6,978,387)
Swap contract transactions	43,137
Decrease in unfunded commitments	(1,543,297)
Decrease in prepaid expenses	3,754
Net decrease in short-term investments	12,236,459
Net cash from operating activities	$44,577,481
Cash Flows Used For Financing Activities — Decrease in demand note payable	$(10,000,000)
APS distributions paid	(5,593,789)
Cash distributions paid	(23,593,824)
Net cash used for financing activities	$(39,187,613)
Net increase in cash	$5,389,868
Cash at beginning of year	$8,012,059
Cash at end of year(1)	$13,401,927
Reconciliation of Net Increase / (Decrease) in Net Assets From Operations to Net Cash From Operating Activities
Net increase in net assets from operations	$25,665,471
Distributions to preferred shareholders	5,610,210
Increase in payable for purchase of investments	18,158,049
Increase in receivable for investments sold	(2,742,324)
Decrease in unfunded commitments	(1,543,297)
Increase in swap contract transactions	(17,368)
Increase in dividends and interest receivable	(23,955)
Decrease in prepaid expenses	3,754
Increase in payable to affiliate	19,791
Increase in accrued expenses	15,357
Decrease in forward foreign currency transactions	164,918
Net increase in investments	(733,125)
Net cash from operating activities	$44,577,481

(1)  Balance includes foreign currency, at value.

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Year Ended June 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of year (Common shares)	$8.740	$8.760	$8.780	$8.500	$8.420
Income (loss) from operations
Net investment income	$0.801	$0.697	$0.533	$0.468	$0.569
Net realized and unrealized gain (loss)	0.060	(0.026)	(0.029)	0.293	0.079
Distributions to preferred shareholders from net investment income	(0.154)	(0.122)	(0.068)	(0.035)	(0.045)
Total income from operations	$0.707	$0.549	$0.436	$0.726	$0.603
Less distributions to common shareholders
From net investment income	$(0.647)	$(0.569)	$(0.456)	$(0.446)	$(0.523)
Total distributions to common shareholders	$(0.647)	$(0.569)	$(0.456)	$(0.446)	$(0.523)
Net asset value — End of year (Common shares)	$8.800	$8.740	$8.760	$8.780	$8.500
Market value — End of year (Common shares)	$8.570	$8.130	$8.040	$9.460	$8.920
Total Investment Return on Net Asset Value(2)	8.70%	7.02%	5.16%	8.65%	8.04%
Total Investment Return on Market Value(2)	13.81%	8.46%	(10.42)%	11.59%	23.03%

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Year Ended June 30,
	2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$320,943	$318,871	$319,404	$318,792	$306,438
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(3)	2.21%	2.16%	2.20%	2.17%	2.22%
Expenses after custodian fee reduction(3)	2.20%	2.16%	2.20%	2.17%	2.22%
Interest expense	2.16%	1.76%	1.02%	0.54%	0.72%
Total expenses(3)	4.36%	3.92%	3.22%	2.71%	2.94%
Net investment income(3)	9.11%	7.94%	6.06%	5.41%	6.92%
Portfolio Turnover	64%	55%	72%	82%	56%

†    The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:

Ratios (As a percentage of average total net assets):
Expenses before custodian fee reduction(3)	1.64%	1.61%	1.64%	1.61%	1.62%
Expenses after custodian fee reduction(3)	1.64%	1.61%	1.64%	1.61%	1.62%
Interest expense	1.61%	1.31%	0.76%	0.40%	0.52%
Total expenses(3)	3.25%	2.92%	2.40%	2.01%	2.14%
Net investment income(3)	6.79%	5.91%	4.51%	4.00%	5.05%
Senior Securities:
Total preferred shares outstanding	4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(4)	$97,952	$97,478	$97,601	$97,456	$94,649
Involuntary liquidation preference per preferred share(5)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(5)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Net investment income per share and distributions to preferred shareholders were computed using average common shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Fund's leverage capital structure from the issuance of preferred shares.

(4)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(5)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Senior Income Trust as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Fund) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a closed-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Fund based on information available to such managers. The portfolio managers of other funds and portfolios managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds and portfolios managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-

Eaton Vance Senior Income Trust as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in sixty days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Credit default swaps are valued by the broker-dealer (usually the counterparty to the agreement). Marketable securities listed on the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Fund may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of EVM. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2007, the Fund, for federal income tax purposes, had a capital loss carryover of $46,210,611, which will expire on June 30, 2010 ($25,817,521), June 30, 2011 ($13,711,847) and June 30, 2012 ($6,681,243). These amounts will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

D  Credit Default Swaps — The Fund may enter into credit default swap contracts for risk management purposes, including diversification. When the Fund is a buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day

Eaton Vance Senior Income Trust as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, are used to reduce the Fund's custodian fees and are reported as a reduction of expenses in the Statements of Operations.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

2  Auction Preferred Shares (APS)

The Fund issued 2,200 shares of APS Series A and 2,200 shares of APS Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid-in capital. Dividends on the APS, which accrue daily, are paid cumulatively at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 4.70% to 5.27% for Series A and 4.50% to 5.31% for Series B, during the year ended June 30, 2007. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus

Eaton Vance Senior Income Trust as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distributions to Shareholders

The Fund intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute net capital gains, if any. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on June 30, 2007 was 4.950% and 5.070%, for Series A and Series B shares, respectively. For the year ended June 30, 2007, the Fund paid dividends to APS shareholders amounting to $2,796,869 and $2,813,341 for Series A and Series B shares, respectively, representing an average APS dividend rate for such period of 5.09% and 5.12%, respectively.

The Fund distinguishes between distributions on a tax basis and those on a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

The tax character of distributions paid for the years ended June 30, 2007 and June 30, 2006 were as follows:

	Year Ended June 30,
	2007	2006
Distributions declared from:
Ordinary income	$29,204,034	$25,182,648

During the year ended June 30, 2007, additional paid-in capital was decreased by $392,669, accumulated undistributed net investment income was increased by $156,650, and accumulated net realized loss was decreased by $236,019 due to differences between book and tax accounting for amortization/accretion, foreign currency transactions and swap contracts. This change had no effect on net assets or the net asset value per share.

At June 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$1,666,404
Unrealized gain	$4,112,199
Capital loss carryforwards	$(46,210,611)

4  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. There was no share activity for the years ended June 30, 2007 and 2006, respectively.

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at a monthly rate of 17/240 of 1% (0.85% annually) of the Fund's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Fund. For the year ended June 30, 2007, the fee was equivalent to 0.85% of the Fund's average weekly gross assets. The portion of the advisory fees payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's advisory fees. For the year ended June 30, 2007, the Fund's advisory fee totaled $4,768,976 of which $47,212 was allocated from Cash Management and $4,721,764 was paid or accrued directly by the Fund. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM also serves as the administrator of the Fund. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Fund, is paid to EVM for managing and administering the Fund's business affairs. For year ended June 30, 2007, the fee was equivalent to 0.25% of the Fund's average weekly gross assets for such period and amounted to $1,402,874.

Certain officers and Trustees of the Fund are officers of the above organization.

6  Investment Transactions

The Fund invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Fund to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales

Eaton Vance Senior Income Trust as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

of investments other than short-term obligations and including principal repayments on Senior Loans aggregated $348,662,732 and $337,892,375 respectively, for the year ended June 30, 2007.

7  Short-Term Debt and Credit Agreements

The Fund has entered into a revolving credit agreement that will allow the Fund to borrow up to $120 million to support the issuance of commercial paper and to permit the Fund to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or Federal Funds effective rate. Interest expense includes commercial paper program fees of approximately $352,000 and a commitment fee of approximately $145,000 which is computed at the annual rate of 0.10% on the unused portion of the revolving credit agreement. As of June 30, 2007, the Fund had commercial paper outstanding of $110,000,000, at an interest rate of 5.27% and is reflected in the demand note payable on the Statement of Assets and Liabilities. Maximum and average borrowings for the year ended June 30, 2007 were $120,000,000 and $119,534,247, respectively, and the average interest rate was 5.37%.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, financial futures contracts, interest rate swaps, and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases
Settlement Date	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
7/10/07 British Pound United States Dollar	499,375	998,251	3,582
7/11/07 Euro United States Dollar	400,000	541,200	(833)
			$2,749
Sales
Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
7/31/07 British Pound United States Dollar	5,421,287	10,834,162	(39,018)
7/31/07 Euro United States Dollar	17,510,148	23,542,141	(128,649)
			$(167,667)

The Portfolio had the following swap agreements outstanding at June 30, 2007:

Credit Default Swaps
Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
1,500,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Fund will receive 2.20% per year times the notional amount. The Fund makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$45,606

At June 30, 2007, the Fund had sufficient cash and/or securities to cover potential obligations arising under these contracts.

Eaton Vance Senior Income Trust as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in the value of the investments owned at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$537,322,383
Gross unrealized appreciation	$5,629,269
Gross unrealized depreciation	(1,380,888)
Net unrealized appreciation	$4,248,381

Unrealized depreciation on swap contracts and forward foreign currency exchange contracts was $136,182.

10  Restricted Securities

At June 30, 2007, the Fund owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Value
Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$0
			$0	$0
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$809
Key Plastics, LLC, Series A	4/26/01	15	15,000	0
			$16,750	$809
	Total Restricted Securities		$16,750	$809

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Senior Income Trust as of June 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Eaton Vance Senior Income Trust

We have audited the accompanying statement of assets and liabilities of Eaton Vance Senior Income Trust (the Fund), including the portfolio of investments, as of June 30, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and Senior Loans owned as of June 30, 2007 by correspondence with the custodian, broker, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Senior Income Trust as of June 30, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
August 17, 2007

Eaton Vance Senior Income Trust as of June 30, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Eaton Vance Senior Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-800-331-1710.

Eaton Vance Senior Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

Eaton Vance Senior Income Trust
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2007, our records indicate that there were 219 registered shareholders for and approximately 13,773 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange Symbol is EVF.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Senior Income Trust (the "Fund") and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. The Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Fund, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance Senior Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

The Board considered the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund's life. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Senior Income Trust

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Senior Income Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

Thomas E. Faust Jr. 5/31/58	Trustee	Until 2008. 3 years. Trustee since 2007.	President of EVC, BMR, and EV and Director of EVD. Chief Investment Officer of EVC, EVM and BMR. Trustee and/or officer of 177 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his position with EVM, BMR, EVC and EV, which are affiliates of the Trust.	177	Director of EVC

James B. Hawkes 11/9/41	Trustee and President	Until 2008. 3 years. Trustee and President since 1998.	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV and EVD. Trustee and/or officer of 177 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	177	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Until 2008. 3 years. Trustee since 2005.	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	177	None

Allen R. Freedman 4/3/40	Trustee	Until 2009. 3 years. Trustee since 2007.	Former Chairman and Chief Excecutive Officer of Assurant, Inc. (insurance provider) (1978-2000).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Until 2007. 3 years. Trustee since 2003.	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002-2005).	177	None

Ronald A. Pearlman(A) 7/10/40	Trustee	Until 2008. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center.	177	None

Norton H. Reamer 9/21/35	Trustee	Until 2009. 3 years. Trustee since 1998.	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	177	None

Eaton Vance Senior Income Trust

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Until 2007. 3 years. Trustee since 2007.	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	177	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Until 2007. 3 years. Trustee since 1999.	Professor of Law, University of California at Los Angeles School of Law.	177	None

Ralph F. Verni(A) 1/26/43	Trustee and Chairman of the Board	Until 2009, 3 years. Trustee since 2005 and Chairman of the Board since 2007.	Consultant and private investor.	177	None

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Scott H. Page 11/30/59	Vice President	Since 1998	Vice President of EVM and BMR. Officer of 15 registered investment companies managed by EVM or BMR.

John P. Redding 3/21/63	Vice President	Since 2001	Vice President of EVM and BMR. Officer of 1 registered investment company managed by EVM or BMR.

Payson F. Swaffield 8/13/56	Vice President	Since 1998	Vice President of EVM and BMR. Officer of 15 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	Vice President	Since 1998	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Barbara Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of BMR, EVM and EVD. Officer of 177 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1998	Vice President. Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 177 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 177 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1998.

(A)  APS Trustee.

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on November 8, 2006.

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Senior Income Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
1-800-262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Senior Income Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

171-8/07  SITSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended June 30, 2006 and June 30, 2007 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such periods.

Eaton Vance Floating Rate Income Trust

Fiscal Years Ended	06/30/06	06/30/07

Audit Fees	$52,950	$58,700

Audit-Related Fees(1)	$21,000	$5,150

Tax Fees(2)	$8,100	$13,384

All Other Fees(3)	$0	$0

Total	$82,050	$77,234

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically includes fees for the performance of certain agreed upon procedures relating to the registrant’s auction preferred shares.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended June 30, 2006 and the fiscal year ended June 30, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	06/30/06	06/30/07

Registrant	$29,100	$18,534

Eaton Vance(1)	$35,600	$78,500

Total	$64,700	$97,034

(1)                                 The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended.  As of the end of the period Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park, Heidi L. Steiger, Lynn A.

Stout and Ralph E. Verni were the members of the registrant’s audit committee. Mr. Hayes retired from the Board effective July 1, 2007.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The investment adviser will generally vote proxies through the Agent.  The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies.  It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent.  The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies.  The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies.  The investment adviser generally supports management on social and environmental proposals.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists.  If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies

Scott H. Page, John Redding, Payson F. Swaffield and other Eaton Vance Management (“EVM”) investment professionals comprise the investment team responsible for the overall management of the Fund’s investments as well as allocations of the Fund’s assets between common and preferred stocks.  Messrs. Page, Redding and Swaffield are the portfolio managers responsible for the day-to-day management of specific segments of the Fund’s investment portfolio.

Mr. Page has been an Eaton Vance portfolio manager since 1996 and is a Vice President of EVM and Boston Management and Research, an Eaton Vance subsidiary (“BMR”). He is co-head of Eaton Vance’s Senior Loan Group.  Mr. Swaffield has been an Eaton Vance portfolio manager since 1996 and is a Vice President of EVM and BMR.  Along with Mr. Page, he is co-head of Eaton Vance’s Senior Loan Group.  Mr. Redding has been with Eaton Vance since 1998 and is a Vice President of EVM and BMR.  This information is provided as of the date of filing of this report.

The following tables show, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Scott H. Page
Registered Investment Companies	13	$16,684.4	0	$0
Other Pooled Investment Vehicles	8	$6,054.9	7	$3,154.8
Other Accounts	2	$1,008.2	0	$0

John P. Redding
Registered Investment Companies	1	$430.9	0	$0
Other Pooled Investment Vehicles	6	$2,397.4	6	$2,397.4
Other Accounts	0	$0	0	$0

Payson F. Swaffield
Registered Investment Companies	13	$16,684.4	0	$0
Other Pooled Investment Vehicles	8	$6,054.9	7	$3,154.8
Other Accounts	2	$1,008.2	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Scott H. Page	$100,001 - $500,000
John P. Redding	$100,001 - $500,000
Payson F. Swaffield	None

Potential for Conflicts of Interest.  The portfolio managers manage multiple investment portfolios.  Conflicts of interest may arise between a portfolio manager’s management of the Fund and his or her management of these other investment portfolios. Potential areas of conflict may include allocation of a portfolio manager’s time, investment opportunities and trades among investment portfolios, including the Fund, personal securities transactions and use of Fund portfolio holdings information.   In addition, some investment portfolios may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time and investment opportunities.  Eaton Vance Management has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  There is no guarantee that such policies and procedures will be effective or that all potential conflicts will be anticipated.

Portfolio Manager Compensation Structure

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	August 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 14, 2007

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	August 14, 2007